united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

Balter European L/S Small Cap Fund
Institutional Class
BESMX
Investor Class
BESRX

Balter Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX

Balter L/S Small Cap Equity Fund
Institutional Class
BEQIX
Investor Class
BEQRX

Semi-Annual Report
April 30, 2019

1-844-322-8112
www.balterliquidalts.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.balterliquidalts.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Balter European L/S Small Cap Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2019

The fund’s performance figures* for the periods ended April 30, 2019, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception **	Since Inception ***
Balter European L/S Small Cap Fund Investor Class	(2.60)%	(11.64)%	N/A	1.83%	N/A
Balter European L/S Small Cap Fund Institutional Class	(2.48)%	(11.35)%	1.50%	N/A	8.00%
MSCI Europe Small Cap Index (a)	6.81%	(7.98)%	4.13%	6.55%	3.63%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2019 is 4.00% and 4.30% for the Institutional Class and Investor Class. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is December 30, 2015.

***	Inception date is October 31, 2007. Performance data for Institutional Class shares includes the Fund’s predecessor hedge fund.

(a)	The MSCI Europe Small Cap Index captures small cap representation across the 15 Developed Markets countries in Europe. With 918 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Transportation	8.7%
Retail	6.2%
Auto Parts & Equipment	5.6%
Oil & Gas	5.1%
Engineering & Construction	4.1%
Leisure Time	2.8%
Insurance	2.6%
Home Builders	2.5%
Private Equity	2.4%
Money Market Fund	19.6%
Other Assets Less Liabilities	40.4%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter Invenomic Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2019

The fund’s performance figures* for the periods ended April 30, 2019, compared to its benchmark:

			Annualized
	Six Months	One Year	Since Inception **
Balter Invenomic Fund Investor Class	8.53%	7.84%	10.80%
Balter Invenomic Fund Institutional Class	8.58%	8.09%	11.10%
Russell 3000 Total Return Index (a)	9.71%	12.68%	12.07%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated April 5, 2019 are 2.92% and 3.17% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is June 19, 2017

(a)	The Russell 3000 Total Return Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Telecommunications	7.8%
Electronics	7.2%
Media	6.5%
Pharmaceuticals	6.0%
Software	5.7%
Distribution/Wholesale	5.1%
Packaging & Containers	4.3%
Chemicals	4.2%
Diversified Financial Services	4.1%
Money Market Funds	17.9%
Other Assets Less Liabilities	31.2%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter L/S Small Cap Equity Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2019

The fund’s performance figures* for the periods ended April 30, 2019, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Since Inception **	Since Inception ***
Balter L/S Small Cap Equity Fund Investor Class	4.27%	7.16%	8.65%	N/A
Balter L/S Small Cap Equity Fund Institutional Class	4.44%	7.51%	N/A	6.04%
Russell 2000 Total Return Index (a)	6.06%	4.61%	6.95%	7.50%
HFRX Equity Hedge Index (b)	1.51%	(3.97)	(1.91)%	5.36%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2019 are 2.46% and 2.81% for the Institutional Class and Investor Class, respectively. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is November 14, 2017.

***	Inception date is December 31, 2013.

(a)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(b)	The HFRX Equity Hedge Index seeks to replicate equity hedge strategies that maintain positions, both long and short, primarily equity and equity derivative securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Healthcare-Services	4.9%
Transportation	4.5%
Software	3.9%
Media	3.7%
Miscellaneous Manufacturing	3.4%
Healthcare-Products	3.3%
Retail	3.3%
Electronics	2.8%
Telecommunications	2.5%
Money Market Fund	7.2%
Other Assets Less Liabilities	60.5%
100.0%

(1)	Does not include securities sold short and derivatives in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Balter European L/S Small Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2019

Shares		Fair Value
	COMMON STOCK - 71.9%
	AEROSPACE/DEFENSE - 2.0%
76,804	Avio SPA	$1,089,700

	AIRLINES - 2.0%
24,695	Wizz Air Holdings PLC * ^	1,094,584

	AUTO PARTS & EQUIPMENT - 5.6%
36,999	CIE Automotive SA * ^	1,030,815
16,416	KTMI Industries AG	966,595
11,958	MBB SE ^	1,042,624
		3,040,034
	BEVERAGES - 2.1%
8,336	Remy Cointreau SA ^	1,109,849

	COMMERCIAL SERVICES - 2.1%
70,954	Brunel International NV ^	1,148,243

	COMPUTERS - 2.2%
6,083	Teleperformance ^	1,167,790

	ELECTRIC- 1.8%
99,804	Climeon AB *	958,483

	ENERGY - ALTERNATE SOURCES - 1.0%
769,381	Meyer Burger Technology AG *	528,147

	ENGINEERING & CONSTRUCTION - 4.1%
121,419	Instalco Intressenter AB	1,099,652
56,502	SPIE SA ^	1,089,135
		2,188,787
	ENTERTAINMENT - 2.1%
56,322	Kambi Group PLC * ^	1,119,710

	ENVIROMENTAL CONTROL - 2.3%
27,925	Befesa SA * ^	1,222,092

	FOOD - 0.4%
73,468	Raisio Oyj	245,772

	HAND/MACHINE TOOLS - 2.0%
16,935	Rhi Magnesita NV	1,095,477

	HEALTHCARE - SERVICES - 2.2%
23,465	LNA Sante SA	1,210,988

	HOME BUILDERS - 2.5%
1,482,226	Glenveagh Properties PLC * ^	1,357,144

	HOUSEHOLD PRODUCTS/WARES - 1.7%
59,646	Fila SpA ^	925,139

	INSURANCE - 2.6%
156,094	Lancashire Holdings Ltd. ^	1,399,008

	INVESTMENT COMPANIES - 0.3%
220,000	Stirling Industries PLC *	160,610

	LEISURE TIME - 2.8%
333,292	Gym Group PLC * ^	999,342
32,160	MIPS AB *	516,898
		1,516,240
	MACHINERY - DIVERSIFIED - 1.6%
88,632	Haulotte Group SA *	866,157

	MEDIA - 1.9%
549,622	Promotora de Informaciones SA * ^	1,001,554

	OIL & GAS - 5.1%
154,066	Northern Drilling Ltd. * ^	946,043
444,292	Saras SpA *	792,686
116,617	Seadrill Ltd. * ^	1,024,908
		2,763,637
	OIL & GAS SERVICES - 1.8%
540,168	CGG SA *	977,062

	PACKAGING & CONTAINERS - 0.7%
28,880	Zignago Vetro SpA	367,676

	PRIVATE EQUITY - 2.4%
50,722	Tikehau Capital SCA *	1,278,994

	RETAIL - 6.2%
110,414	Applegreen PLC	656,372
266,869	Loungers PLC *	739,296
866,269	Science In Sport PLC *	581,596
469,849	City Pub Group PLC	1,372,043
		3,349,307

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 71.9%
	SOFTWARE - 1.6%
130,346	Wandisco PLC *	$849,628

	TELECOMMUNICATIONS - 0.1%
238,035	Net1 International Holdings AS * #	41,290

	TRANSPORTATION - 8.7%
27,058	Construcciones y Auxiliar de Ferrocarriles SA ^	1,273,604
386,189	Eddie Stobart Logistics PLC	495,904
202,289	Golden Ocean Group Ltd. ^	1,246,835
99,707	Goodbulk Ltd. * #	1,648,812
		4,665,155

	TOTAL COMMON STOCK (Cost - $39,589,840)	38,738,257

	SHORT-TERM INVESTMENT - 19.6%
	MONEY MARKET FUND - 19.6%
10,540,197	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.31% **	10,540,197
	TOTAL SHORT-TERM INVESTMENT (Cost - $10,540,197)

	TOTAL INVESTMENTS - 91.5% (Cost - $50,130,037)	$49,278,454
	SECURITIES SOLD SHORT - (34.1)% (Proceeds - $18,520,854)	(18,369,206)
	OTHER ASSETS LESS LIABILITIES - 42.6%	22,928,232
	NET ASSETS - 100.0%	$53,837,480

	SECURITIES SOLD SHORT - (34.1)%
	APPAREL - (1.8)%
229,393	Boohoo Group PLC *	734,762
141,441	Geox SpA	263,132
		997,894
	CHEMICALS - (2.1)%
26,130	Fuchs Petrolub SE	1,135,630

	COMMERCIAL SERVICES - (1.3)%
276,056	BCA Marketplace PLC *	742,074

	DIVERSIFIED FINANCIAL SERVICES - (2.8)%
85,389	Funding Circle Holdings PLC *	281,633
6,650	Grenke AG	705,394
12,969	Leonteq AG *	509,342
		1,496,369
	ELECTRONICS - (1.0)%
28,745	NKT A/S *	529,019

	ENEGRY ALTERNATE SOURCES - (1.6)%
12,548	Landis+Gyr Group AG	875,528

	FOOD - (1.5)%
7,211	Kerry Group PLC	806,521

	GAS - (1.4)%
25,710	Enagas SA	731,856

	HEALTHCARE PRODUCTS - (1.0)%
10,569	GN Store Nord A/S	540,535

	HOUSEHOLD PRODUCTS/WARES - (2.0)%
12,448	Societe BIC SA	1,072,094

	LEISURE TIME - (1.5)%
64,858	Technogym SpA *	794,462

	MACHINERY - DIVERSIFIED - (1.0)%
9,304	Stabilus SA	517,805

	MEDIA - (1.2)%
58,553	Pearson PLC *	633,714

	METAL FABRICATE/HARDWARE- (3.4)%
10,252	Norma Group SE	484,164
14,456	Troax Group AB	517,002
6,771	VAT Group AG	840,561
		1,841,727
	RETAIL - (3.0)%
211,732	AO World PLC *	298,107
58,450	Greene King PLC	488,432
121,290	Superdry PLC	815,898
		1,602,437
	SEMICONDUCTORS - (1.3)%
17,507	Sensirion Holding AG *	695,813

	SOFTWARE - (3.4)%
39,542	Blue Prism Group PLC *	953,656
786,973	Learning Technologies Group PLC	902,825
		1,856,481
	TELECOMMUNICATIONS - (2.8)%
569,324	TalkTalk Telecom Group PLC	921,812
6,890	u-blox Holding AG	577,435
		1,499,247

	TOTAL SECURITIES SOLD SHORT (Proceeds - $18,520,854)	18,369,206

PLC - Public Limited Company

*	Non-income producing security.

^	All or a portion of these securities are held as collateral for securities sold short.

#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

**	Money market fund; interest rate reflects effective yield on April 30, 2019.

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Danish Krone	5/16/2019	Goldman Sachs	3,538,282	$531,875	$(5,445)
Swiss Franc	5/16/2019	Goldman Sachs	1,160,356	1,140,324	(15,955)
				$1,672,199	$(21,400)
To Sell:
British Pound	5/16/2019	Goldman Sachs	1,974,441	$2,576,024	$5,213
Euro	5/16/2019	Goldman Sachs	13,764,740	15,445,478	142,499
Norwegian Krone	5/16/2019	Goldman Sachs	42,529,645	4,921,053	100,549
Swedish Krona	5/16/2019	Goldman Sachs	31,443,095	3,311,347	95,075
				$26,253,902	$343,336

See accompanying notes to financial statements.

Balter Invenomic Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2019

Shares		Fair Value
	COMMON STOCK - 96.0%
	ADVERTISING - 0.0%
4,406	Affinion Group Holdings, Inc. * >	$—

	AIRLINES - 2.1%
174,719	JetBlue Airways Corp. *	3,241,037

	APPAREL - 0.3%
23,146	Unifi, Inc. *	467,549

	AUTO PARTS & EQUIPMENT - 1.7%
14,755	BorgWarner, Inc. +	616,316
13,206	Lear Corp. +	1,888,458
6,701	Tenneco, Inc. # +	146,886
		2,651,660
	BANKS - 1.9%
9,695	Goldman Sachs Group, Inc. +	1,996,394
14,910	State Street Corp. +	1,008,811
		3,005,205
	BUILDING MATERIALS - 1.1%
47,798	NCI Building Systems, Inc. * #	273,405
29,101	Owens Corning +	1,492,008
		1,765,413
	CHEMICALS - 4.2%
30,221	Cabot Corp. +	1,371,429
39,735	Eastman Chemical Co. +	3,134,297
29,481	Mosaic Co.	769,749
35,298	Orion Engineered Carbons SA	715,490
27,052	Univar, Inc. *	604,071
		6,595,036
	COMMERCIAL SERVICES - 3.6%
272,400	Atento SA * +	994,260
7,587	Carriage Services, Inc. #	133,152
59,154	CPI Card Group, Inc. * #	142,561
39,654	GP Strategies Corp. * +	504,795
48,315	H&R Block, Inc. +	1,314,651
12,328	Kelly Services, Inc. +	274,421
34,366	Priority Technology Holdings, Inc. *	206,196
56,669	TrueBlue, Inc. * +	1,369,123
2,348	United Rentals, Inc. * +	330,880
14,060	Weight Watchers International, Inc. *	287,105
		5,557,144
	COMPUTERS - 3.7%
26,277	Cognizant Technology Solutions Corp. +	1,917,170
48,317	NCR Corp. * # +	1,398,777
65,860	Presidio, Inc. +	989,217
28,700	Western Digital Corp. # +	1,467,144
		5,772,308
	DISTRIBUTION/WHOLESALE - 5.1%
26,920	Anixter International, Inc. * +	1,692,460
166,181	Houston Wire & Cable Co. * +	1,028,660
71,638	LKQ Corp. * +	2,156,304
62,412	Titan Machinery, Inc. *	1,073,486
34,005	WESCO International, Inc. * +	1,946,446
		7,897,356
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
35,654	Paysign, Inc. *	289,867
12,101	Diamond Hill Investment Group, Inc. +	1,748,352
11,758	GoldMoney, Inc. *	21,764
31,493	Raymond James Financial, Inc. +	2,883,814
79,350	Waddell & Reed Financial, Inc. +	1,486,226
		6,430,023
	ELECTRICAL COMPONENTS & EQUIPEMENT - 2.1%
43,521	Belden, Inc. # +	2,417,592
39,859	Insteel Industries, Inc. +	834,647
		3,252,239
	ELECTRONICS - 7.2%
232,319	Celestica, Inc. *	1,656,434
64,630	Comtech Telecommunications Corp. +	1,520,744
45,743	Digital Ally, Inc. * #	220,939
147,276	Flex Ltd. * +	1,625,927
26,131	IntriCon Corp. *	610,682
87,786	Resideo Technologies, Inc. * +	1,992,742
65,811	Sanmina Corp. * +	2,232,309
4,308	TE Connectivity Ltd. +	412,060
8,051	Tech Data Corp. * +	858,317
		11,130,154
	ENGINEERING & CONSTRUCTION - 1.9%
61,787	AECOM * +	2,094,579
63,307	Mistras Group, Inc. * +	867,939
		2,962,518
	ENTERTAINMENT - 1.1%
9,848	Scientific Games Corp. *	227,784
76,503	Speedway Motorsports, Inc. +	1,403,830
		1,631,614

See accompanying notes to financial statements.

Balter Invenomic Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 96.0%
	FOOD - 1.8%
55,228	Alcanna, Inc. #	$215,542
44,650	Fresh Del Monte Produce, Inc. +	1,317,622
58,685	Nomad Foods Ltd. * +	1,220,648
		2,753,812
	FOOD SERVICE - 1.7%
82,547	Aramark +	2,565,561

	FOREST PRODUCTS & PAPER - 0.5%
17,059	International Paper Co. # +	798,532

	HEALTHCARE - PRODUCTS - 0.4%
134,991	IRIDEX Corp. *	670,905

	HOUSEWARES - 0.1%
36,406	Libbey, Inc. * #	91,015

	INSURANCE - 1.7%
25,463	Prudential Financial, Inc. +	2,691,694

	INTERNET - 3.7%
51,754	Despegar.com Corp. * +	755,091
31,089	eBay, Inc. +	1,204,699
35,300	EverQuote, Inc. *	317,700
619,644	Groupon, Inc. * # +	2,181,147
127,706	HyreCar, Inc. * #	710,045
22,726	Overstock.com, Inc. * #	299,529
61,156	Social Reality, Inc. * #	296,607
		5,764,818
	IRON & STEEL - 0.8%
9,574	Reliance Steel & Aluminum Co. +	880,425
29,403	Universal Stainless & Alloy Products, Inc. *	423,109
		1,303,534
	LEISURE TIME- 0.4%
8,655	Johnson Outdoors, Inc. +	663,579

	MACHINERY - DIVERSIFIED - 1.7%
27,608	Hurco Cos., Inc. +	1,085,823
105,623	NN, Inc. #	954,832
16,947	SPX FLOW, Inc. *	609,075
		2,649,730
	MEDIA - 6.5%
29,653	CBS Corp.	1,520,309
72,665	Comcast Corp. +	3,163,107
117,343	Discovery, Inc. * +	3,374,785
6,334	Meredith Corp. #	373,706
51,722	Viacom, Inc.	1,495,283
27,049	WideOpenWest, Inc. * +	216,122
		10,143,312
	METAL FABRICATE/HARDWARE - 1.2%
37,737	Timken Co. +	1,809,489

	MISCELLANEOUS MANUFACTURING - 0.1%
21,788	Core Molding Technologies, Inc.	176,919

	OFFICE FURNISHINGS - 0.9%
82,445	Interface, Inc. +	1,322,418

	OIL & GAS - 0.3%
5,228	Valero Energy Corp.	473,971

	PACKAGING & CONTAINERS - 4.3%
130,858	Ardagh Group SA +	1,816,309
35,644	Crown Holdings, Inc. * +	2,071,986
162,413	Graphic Packaging Holding Co. # +	2,254,292
5,300	Greif, Inc.	257,845
25,687	Intertape Polymer Group, Inc.	356,536
		6,756,968
	PHARMACEUTICALS - 6.0%
25,101	Cardinal Health, Inc. +	1,222,670
32,838	CVS Health Corp. +	1,785,730
21,767	McKesson Corp. +	2,595,715
95,448	Mylan NV * +	2,576,142
32,911	Premier, Inc. * +	1,093,633
		9,273,890
	REITS - 0.4%
34,493	Industrial Logistics Properties Trust +	684,686

	RETAIL - 3.0%
16,134	Beacon Roofing Supply, Inc. * +	607,606
100,460	Hudson Ltd. * +	1,541,056
116,954	Michaels Cos., Inc. * # +	1,314,563
36,919	PetMed Express, Inc. #	806,680
173,690	Tuesday Morning Corp. * #	390,803
		4,660,708
	SEMICONDUCTORS - 2.0%
9,586	Intel Corp. +	489,269
21,121	Micron Technology, Inc. * +	888,349
15,659	NXP Semiconductors NV +	1,653,904
100,804	O2Micro International Ltd. - ADR *	147,174
		3,178,696

See accompanying notes to financial statements.

Balter Invenomic Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 96.0%
	SOFTWARE - 5.7%
36,173	CSG Systems International, Inc. +	$1,615,124
15,257	Donnelley Financial Solutions, Inc. * +	233,585
22,664	Dropbox, Inc. * +	552,548
16,987	j2 Global, Inc. # +	1,488,401
22,675	Microsoft Corp. +	2,961,355
11,862	MicroStrategy, Inc. * +	1,775,741
294,146	ShiftPixy, Inc. *	223,404
		8,850,158
	SPECIALTY PHARMACEUTICALS - 1.6%
109,772	Bausch Health Cos., Inc. +	2,534,636

	TELECOMMUNICATIONS - 7.8%
69,001	AT&T, Inc. +	2,136,271
48,088	Cisco Systems, Inc. +	2,690,524
46,929	ID Systems, Inc. *	263,272
80,396	Iridium Communications, Inc. * +	2,207,674
3,183	LogMeIn, Inc. +	262,279
49,256	Plantronics, Inc. +	2,535,699
10,250	Preformed Line Products Co. +	577,998
25,860	Spok Holdings, Inc.	358,161
57,406	TESSCO Technologies, Inc. +	1,064,307
		12,096,185
	TRANSPORTATION - 3.1%
37,518	Atlas Air Worldwide Holdings, Inc. * +	1,811,744
15,424	FedEx Corp. +	2,922,231
		4,733,975
	TRUCKING & LEASING - 0.2%
23,827	Fly Leasing Ltd. *	350,495

	TOTAL COMMON STOCK (Cost - $142,027,309)	149,358,942

Contracts **		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
50	Bausch Health Companies, Inc.	Goldman Sachs	$50,000	1/17/2020	$10.00	67,375
2077	NCI Building Systems, Inc.	Goldman Sachs	2,596,250	9/20/2019	12.50	25,963
13	United Parcel Service, Inc.	Goldman Sachs	136,500	1/17/2020	105.00	10,075
	TOTAL OPTIONS PURCHASED (Cost - $120,080)					103,413

	PUT OPTIONS PURCHASED - 0.0%
1,211	Invesco QQQ Trust	Goldman Sachs	22,040,200	5/3/2019	182.00	6,055
976	iShares Russell 2000 ETF	Goldman Sachs	11,712,000	5/17/2019	120.00	46,360
264	SPDR S&P 500 ETF	Goldman Sachs	7,603,200	5/17/2019	288.00	26,664
46	Tucows, Inc.	Goldman Sachs	345,000	8/16/2019	75.00	9,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $367,583)					88,279

	TOTAL OPTIONS PURCHASED (Cost - $487,663)					191,692

Shares
	SHORT-TERM INVESTMENTS - 22.4%
	COLLATERAL FOR SECURITIES LOANED - 4.5%
6,924,198	Mount Vernon Liquid Assets Portfolio, LLC, 2.61% ^ (a)					6,924,198
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,924,198)

	MONEY MARKET FUNDS - 17.9%
13,907,079	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.31% ^					13,907,079
13,907,080	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.34% ^					13,907,080
	TOTAL MONEY MARKET FUNDS (Cost - $27,814,159)					27,814,159

	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,738,357)					34,738,357

				Expiration Date	Exercise Price
	WARRANT - 0.0%
60,251	New Frontier Corp. *			7/25/2023	$11.50	45,188
	TOTAL WARRANT (Cost - $69,289)

	TOTAL INVESTMENTS - 118.5% (Cost - $177,322,618)					$184,334,179
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $146,093)					(236,440)
	SECURITIES SOLD SHORT - (70.8)% (Proceeds - $103,671,840)					(110,179,777)
	OTHER ASSETS LESS LIABILITIES - 52.5%					81,676,429
	NET ASSETS - 100.0%					$155,594,391

				Option
Contracts **		Counterparty	Notional	Expiration Date	Exercise Price	Fair Value
	OPTIONS WRITTEN - (0.2)%
	CALL OPTIONS WRITTEN - (0.2)%
257	Redfin Corp.	Goldman Sachs	$308,400	5/17/2019	$12.00	236,440
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $146,093)

See accompanying notes to financial statements.

Balter Invenomic Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	SECURITIES SOLD SHORT - (70.8)%
	AEROSPACE/DEFENSE - (1.2)%
16,954	Aerovironment, Inc. *	$1,162,366
7,046	National Presto Industries, Inc.	750,399
		1,912,765
	AGRICULTURE - (0.0)%
5,942	Cadiz, Inc. *	60,846

	APPAREL - (1.5)%
7,299	Canada Goose Holdings, Inc. *	389,694
41,581	Crocs, Inc. *	1,158,031
34,529	Under Armour, Inc. *	797,275
		2,345,000
	AUTO MANUFACTURERS - (0.6)%
4,091	Tesla, Inc. *	976,481

	AUTO PARTS & EQUIPMENT - (0.6)%
44,366	Motorcar Parts of America, Inc. *	916,602

	BANKS - (1.0)%
10,133	First Financial Bankshares, Inc.	623,382
14,740	Westamerica Bancorporation	946,603
		1,569,985
	BEVERAGES - (0.2)%
3,994	MGP Ingredients, Inc.	350,953

	BIOTECHNOLOGY - (2.9)%
22,131	Calyxt, Inc. *	352,989
26,640	Cambrex Corp. *	1,146,053
5,681	Emergent BioSolutions, Inc. *	293,594
10,586	Exact Sciences Corp. *	1,044,732
23,519	Intrexon Corp. *	101,837
6,663	Ionis Pharmaceuticals, Inc. *	495,261
54,244	NeoGenomics, Inc. *	1,129,903
		4,564,369
	BULDING MATERIALS - (1.4)%
10,757	AAON, Inc.	540,109
23,605	Continental Building Products, Inc. *	605,468
9,594	Masonite International Corp. *	493,995
8,767	Trex Co., Inc. *	607,290
		2,246,862
	CHEMICALS - (0.7)%
821	NewMarket Corp.	344,475
2,974	Quaker Chemical Corp.	665,641
		1,010,116
	COMMERCIAL SERVICES - (5.3)%
6,153	2U, Inc. *	372,257
4,627	Brink’s Co.	369,836
14,214	Chegg, Inc. *	506,729
13,683	Ennis, Inc.	276,123
19,504	Franklin Covey Co. *	556,059
14,853	HealthEquity, Inc. *	1,006,291
11,272	HMS Holdings Corp. *	343,007
3,851	MarketAxess Holdings, Inc.	1,071,849
22,708	Rosetta Stone, Inc. *	572,696
34,902	ShotSpotter, Inc. *	1,839,335
10,979	Square, Inc. *	799,491
8,751	TriNet Group, Inc. *	545,537
		8,259,210
	COMPUTERS - (3.0)%
7,675	Apple, Inc.	1,540,142
6,217	Mercury Systems, Inc. *	453,965
24,628	OneSpan, Inc. *	456,603
23,080	PAR Technology Corp. *	547,227
17,503	Rapid7, Inc. *	951,113
21,756	Vocera Communications, Inc. *	692,929
		4,641,979
	COSMETICS/PERSONAL CARE - (0.8)%
6,190	Colgate-Palmolive Co.	450,570
10,863	Inter Parfums, Inc.	787,459
		1,238,029
	DISTRIBUTION/WHOLESALE - (1.1)%
17,259	SiteOne Landscape Supply, Inc. *	1,161,531
1,969	WW Grainger, Inc.	555,258
		1,716,789
	DIVERSIFIED FINANCIAL SERVICES - (1.1)%
165,070	Paysign, Inc. *	1,342,019
6,076	Hamilton Lane, Inc.	296,873
		1,638,892
	ELECTRIC - (0.4)%
27,468	Ameresco, Inc. *	413,668
5,643	Otter Tail Corp.	289,486
		703,154
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.9)%
3,054	Novanta, Inc. *	265,759
6,391	Universal Display Corp.	1,020,004
		1,285,763
	ELECTONICS - (1.3)%
8,997	Badger Meter, Inc.	499,154
9,464	KEMET Corp.	169,122
5,695	Mesa Laboratories, Inc.	1,347,949
		2,016,225

See accompanying notes to financial statements.

Balter Invenomic Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (70.8)%
	ENERGY - ALTERNATE SOURCES - (0.6)%
36,524	Enphase Energy, Inc. *	$366,701
239,482	Plug Power, Inc. *	596,310
		963,011
	ENGINEERING & CONSTRUCTION - (1.2)%
6,200	Comfort Systems USA, Inc.	335,420
17,302	Exponent, Inc.	979,639
32,696	IES Holdings, Inc. *	572,507
		1,887,566
	ENTERTAINMENT - (0.3)%
1,853	Vail Resorts, Inc.	424,059

	ENVIRONMENTAL CONTROL - (0.5)%
22,289	Casella Waste Systems, Inc. *	831,825

	FOOD - (1.6)%
6,602	Hershey Co.	824,260
5,639	Lancaster Colony Corp.	838,576
22,417	Tootsie Roll Industries, Inc.	870,452
		2,533,288
	HEALTHCARE - PRODUCTS - (4.7)%
40,543	Accelerate Diagnostics, Inc. *	790,589
2,547	Align Technology, Inc. *	826,960
861	Atrion Corp.	757,680
4,969	CONMED Corp.	397,669
7,656	CryoLife, Inc. *	234,733
201	Inogen, Inc. *	17,547
11,271	Intersect ENT, Inc. *	366,195
72,491	Meridian Bioscience, Inc.	834,371
12,907	NuVasive, Inc. *	782,164
2,541	Penumbra, Inc. *	341,765
23,993	Quidel Corp. *	1,534,112
7,268	Tactile Systems Technology, Inc. *	361,656
		7,245,441
	HEALTHCARE SERVICES - (2.6)%
10,079	Amedisys, Inc. *	1,288,298
2,971	ICON PLC *	405,779
16,634	Medpace Holdings, Inc. *	934,332
11,635	US Physical Therapy, Inc.	1,355,361
		3,983,770
	HOME BUILDERS - (1.2)%
21,959	LCI Industries	1,929,098

	HOME FURNISHINGS - (1.6)%
4,538	iRobot Corp. *	469,865
40,675	Sleep Number Corp. *	1,415,490
9,887	Tempur Sealy International, Inc. *	607,062
		2,492,417
	INSURANCE - (1.0)%
19,475	RLI Corp.	1,583,902

	INTERNET - (5.3)%
30,064	ANGI Homeservices, Inc. *	522,512
27,829	Cargurus, Inc. *	1,133,753
42,911	FireEye, Inc. *	687,434
12,231	LINE Corp. - ADR *	409,249
10,678	Q2 Holdings, Inc. *	805,335
3,552	Shopify, Inc. *	865,019
21,396	Tucows, Inc. *	1,886,913
8,109	Twitter, Inc. *	323,630
42,054	Upwork, Inc. *	840,659
22,430	Zillow Group, Inc. *	749,162
		8,223,666
	LEISURE TIME - (2.2)%
15,566	Harley-Davidson, Inc.	579,522
73,403	Marine Products Corp.	1,113,524
4,418	Planet Fitness, Inc. *	334,443
31,762	Town Sports International Holdings, Inc. *	115,296
35,352	YETI Holdings, Inc. *	1,261,359
		3,404,144
	MACHINERY DIVERSIFIED - (0.3)%
7,876	Graco, Inc.	403,645

	MEDIA- (1.0)%
12,890	New York Times Co.	427,303
41,355	Pearson PLC	448,288
110,027	Sirius XM Holdings, Inc.	639,257
		1,514,848
	METAL FABRICATE/HARDWARE - (0.6)%
10,716	Omega Flex, Inc.	907,217

	MINING - (0.3)%
7,107	Materion Corp.	412,419

See accompanying notes to financial statements.

Balter Invenomic Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (70.8)%
	MISCELLANEOUS MANUFACTURING - (0.9)%
13,244	Ambarella, Inc. *	$663,789
10,341	Axon Enterprise, Inc. *	656,653
14,780	Loop Industries, Inc. *	104,642
		1,425,084
	PHARMACEUTICALS - (1.0)%
19,420	Heska Corp. *	1,508,157
13,453	MariMed, Inc. *	44,664
		1,552,821
	REAL ESTATE - (0.9)%
70,792	Redfin Corp. *	1,463,979

	REITS - (2.4)%
17,775	Acadia Realty Trust	501,966
17,148	Physicians Realty Trust	309,693
21,775	Rayonier, Inc.	692,227
28,579	Rexford Industrial Realty, Inc.	1,082,858
25,845	Terreno Realty Corp.	1,153,979
		3,740,723
	RETAIL - (7.7)%
41,911	At Home Group, Inc. *	984,489
11,658	BJ’s Wholesale Club Holdings, Inc. *	330,504
21,288	Boot Barn Holdings, Inc. *	612,882
8,625	Carrols Restaurant Group, Inc. *	84,611
19,046	Carvana Co. *	1,362,932
27,494	Chuy’s Holdings, Inc. *	546,856
5,443	Cracker Barrel Old Country Store, Inc.	918,452
9,433	Dave & Buster’s Entertainment, Inc.	536,172
42,495	Duluth Holdings, Inc. *	676,520
6,186	Freshpet, Inc. *	276,267
28,598	Hennes & Mauritz AB	498,092
2,338	O’Reilly Automotive, Inc. *	885,097
28,450	Shake Shack, Inc. *	1,743,985
26,037	Shoe Carnival, Inc.	928,479
151,238	Tile Shop Holdings, Inc.	735,017
12,086	Wingstop, Inc.	909,713
		12,030,068
	SEMICONDUCTORS - (0.6)%
15,091	Cree, Inc. *	997,364

	SOFTWARE - (6.2)%
7,167	ACI Worldwide, Inc. *	254,572
5,142	Appian Corp. *	185,575
6,319	Atlassian Corp. PLC *	696,038
58,085	Box, Inc. *	1,197,713
10,889	Domo, Inc. *	417,158
42,042	Glu Mobile, Inc. *	459,939
98,658	ImageWare Systems, Inc. *	147,987
33,291	SecureWorks Corp. *	646,511
20,053	Simulations Plus, Inc.	451,794
104,215	SVMK, Inc. *	1,865,449
16,588	Upland Software, Inc. *	771,176
7,228	Veeva Systems, Inc. *	1,010,980
3,705	Workday, Inc. *	761,859
13,944	Workiva, Inc. *	740,984
		9,607,735
	TELECOMMUNICATIONS - (0.9)%
62,005	ORBCOMM, Inc. *	448,916
5,416	Ubiquiti Networks, Inc.	923,157
		1,372,073
	TRUCKING & LEASING - (0.2)%
3,109	GATX Corp.	239,797

	WATER - (1.0)%
12,336	American States Water Co.	877,953
19,919	York Water Co.	677,844
		1,555,797

	SECURITIES SOLD SHORT (Proceeds - $103,671,840)	110,179,777

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

*	Non-income producing security.

>	Fair valued security, the value of this security has been determinded in good faith under the policies of the board of Trustees.

#	All or a portion of this security is on loan. The market value of loaned securities is $6,636,471

+	All or a portion of the security is held as collateral for written options and securities sold short.

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

^	Money market fund; interest rate reflects effective yield on April 30, 2019.

(a)	Security was purchased with cash received as collateral for securities on loan at April 30, 2019. Total collateral had a value of $6,924,198 at April 30, 2019.

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2019

Shares		Fair Value
	COMMON STOCK - 60.6%
	AEROSPACE/DEFENSE - 0.2%
51,294	CPI Aerostructures, Inc. * ^	$324,691

	AIRLINES - 0.0%
767	Delta Air Lines, Inc.	44,708

	APPAREL - 1.0%
95,021	Hanesbrands, Inc.	1,717,030

	BANKS - 2.1%
38,474	CenterState Bank Corp.	949,538
44,264	Pinnacle Financial Partners, Inc.	2,570,411
		3,519,949
	BEVERAGES - 1.8%
220,441	Craft Brew Alliance, Inc. * ^	3,110,423

	BIOTECHNOLOGY - 2.1%
5,787	Exact Sciences Corp. * ^	571,119
4,726	Ligand Pharmaceuticals, Inc. * ^	594,767
31,990	Myriad Genetics, Inc. * ^	1,007,045
29,143	Veracyte, Inc. * ^	666,500
36,463	Vericel Corp. * ^	619,506
		3,458,937
	BUILDING MATERIALS - 1.5%
13,423	Armstrong World Industries, Inc. ^	1,163,371
2,502	Martin Marietta Materials, Inc. ^	555,194
16,589	US Concrete, Inc. *	781,840
		2,500,405
	CHEMICALS - 0.5%
48,638	Ferro Corp. * ^	869,161

	COMMERCIAL SERVICES - 1.4%
91,600	Aspen Group, Inc. * ^	417,696
15,579	CRA International, Inc. ^	811,354
51,007	International Money Express, Inc. *	615,655
8,380	TriNet Group, Inc. * ^	522,409
		2,367,114
	COMPUTERS - 1.8%
23,530	Carbon Black, Inc.* ^	323,302
20,852	Carbonite, Inc. * ^	511,499
11,299	ForeScout Technologies, Inc. * ^	475,010
15,434	PlayAGS, Inc. * ^	372,268
11,696	Rapid7, Inc. * ^	635,561
13,606	Vocera Communications, Inc. * ^	433,351
3,598	WNS Holdings Ltd. * ^	205,626
		2,956,617
	DISTRIBUTION/WHOLESALE - 1.8%
98,515	LKQ Corp. *	2,965,302

	ELETRICAL COMPONENTS & EQUIPTMENT - 0.2%
4,436	EnerSys ^	306,927

	ELECTRONICS - 2.8%
3,891	Agilent Technologies, Inc. ^	305,444
25,048	Akoustis Technologies, Inc. * ^	165,317
9,051	Allied Motion Technologies, Inc. ^	331,357
39,392	Avnet, Inc.	1,914,845
69,719	GoPro, Inc. * ^	412,039
28,516	Knowles Corp. * ^	538,382
11,274	OSI Systems, Inc. * ^	1,016,126
		4,683,510
	ENERGY - ALTERNATE SOURCES - 0.3%
43,446	Enphase Energy, Inc. * ^	436,198

	ENGINEERING & CONSTRUCTION - 1.0%
128,678	Limbach Holdings, Inc. *	1,168,396
6,059	MasTec, Inc. * ^	306,888
12,112	Mistras Group, Inc. *	166,056
		1,641,340
	ENTERTAINMENT - 0.9%
8,588	Cedar Fair LP * ^	463,494
13,156	Eldorado Resorts, Inc. * ^	649,512
16,883	SeaWorld Entertainment, Inc. * ^	449,425
		1,562,431
	ENVIRONMENTAL CONTROL - 1.6%
35,892	Clean Harbors, Inc. * ^	2,727,792

	HEALTHCARE - PRODUCTS - 3.3%
76,904	Apyx Medical Corp. * ^	383,751
13,286	Axogen, Inc. * ^	311,955
7,392	BioTelemetry, Inc. * ^	402,125
20,615	CareDx, Inc. * ^	560,934
94,233	Cerus Corp. * ^	577,648
75,828	Chembio Diagnostics, Inc. * ^	546,720
62,942	Conformis, Inc. * ^	156,096
16,040	CryoLife, Inc. * ^	491,786
91,609	GenMark Diagnostics, Inc. * ^	663,249
21,253	Invacare Corp.	157,272
5,346	iRhythm Technologies, Inc. * ^	407,953
2,940	Merit Medical Systems, Inc. * ^	165,169
104,192	RTI Surgical Holdings, Inc. * ^	563,679
6,353	STAAR Surgical Co. * ^	206,345
		5,594,682

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 60.6%
	HEALTHCARE - SERVICES - 4.9%
6,831	Invitae Corp. ^	$161,348
20,182	Neuronetics, Inc. ^	336,434
10,828	Providence Service Corp.	718,221
636,377	R1 RCM, Inc. ^	6,662,867
7,909	Teladoc Health, Inc. ^	449,864
		8,328,734
	HOME BUILDERS - 0.8%
65,772	Skyline Corp.	1,388,447
734	Winnebago Industries, Inc.	25,962
		1,414,409
	HOUSEWARES - 0.4%
8,120	Scotts Miracle - Gro Co. ^	690,362

	INSURANCE - 2.4%
27,982	First American Financial Corp.	1,596,653
28,093	Kemper Corp.	2,524,999
568	Trupanion, Inc. * ^	18,630
		4,140,282
	INTERNET - 1.4%
72,949	Actua Corp. *	46,687
34,899	Boingo Wireless, Inc. * ^	793,604
56,274	HyreCar, Inc. * ^	312,884
18,150	Perficient, Inc. * ^	534,336
24,842	QuinStreet, Inc. * ^	354,495
52,934	Rubicon Project, Inc. * ^	338,248
		2,380,254
	MACHINERY - DIVERSIFIED - 0.1%
453	Chart Industries, Inc. * ^	39,986
1,525	Tennant Co. ^	101,230
		141,216
	MEDIA - 3.7%
53,937	Nexstar Media Group, Inc.	6,313,326

	MISCELLANEOUS MANUFACTURING - 3.4%
719,692	DIRTT Environmental Solutions	4,938,119
34,553	Harsco Corp. * ^	782,280
		5,720,399
	OFFICE FURNISHINGS - 0.1%
4,206	Herman Miller, Inc.	163,277

	OFFICE/BUSINESS EQUIPMENT - 0.1%
986	Zebra Technologies Corp. * ^	208,184

	OIL & GAS - 0.8%
24,240	Matador Resources Co. * ^	477,286
348,669	Northern Oil and Gas, Inc. * ^	923,973
		1,401,259
	OIL & GAS SERVICES - 0.1%
196,391	PHI, Inc. *	88,356
4,064	US Silica Holdings, Inc. ^	64,292
		152,648
	PACKAGING & CONTAINERS - 1.6%
190,108	Graphic Packaging Holding Co.	2,638,699

	PHARMACEUTICALS - 0.9%
183,346	Recro Pharma, Inc. *	1,600,611

	REITS - 0.4%
20,313	Kite Realty Group Trust ^	320,742
5,114	Ryman Hospitality Properties, Inc. ^	407,074
		727,816
	RETAIL - 3.3%
2,081	Advance Auto Parts, Inc. ^	346,112
46,211	Beacon Roofing Supply, Inc. *	1,740,306
10,393	Big Lots, Inc. ^	386,204
9,472	BMC Stock Holdings, Inc. *	194,934
3,056	Cracker Barrel Old Country Store, Inc. ^	515,669
33,090	GMS, Inc. *	583,046
13,980	Lovesac Co. * ^	550,742
18,942	Rush Enterprises, Inc.	803,330
79,771	Tile Shop Holdings, Inc.	387,687
		5,508,030
	SEMICONDUCTORS - 0.9%
12,212	Brooks Automation, Inc. ^	458,072
32,503	Cypress Semiconductor Corp. ^	558,402
33,331	Lattice Semiconductor Corp. * ^	431,636
		1,448,110
	SOFTWARE - 3.9%
67,024	Absolute Software Corp. ^	447,720
24,415	ACI Worldwide, Inc. * ^	867,221
12,566	Ebix, Inc. ^	634,332
155,912	Inseego Corp. * ^	712,518
16,823	LivePerson, Inc. * ^	493,419
10,946	Monotype Imaging Holdings, Inc. ^	188,709
138,762	Nuance Communications, Inc. *	2,335,364
5,726	Tabula Rasa HealthCare, Inc. * ^	304,967
14,424	Upland Software, Inc. * ^	670,572
470	Yext, Inc. *	10,298
		6,665,120

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 60.6%
	TELECOMMUNICATIONS - 2.5%
31,399	Digi International, Inc. * ^	$404,105
74,202	Infinera Corp. * ^	322,037
32,882	Plantronics, Inc. ^	1,692,765
32,985	Quantenna Communications, Inc. * ^	803,185
83,433	Ribbon Communications, Inc. * ^	447,201
51,642	Vonage Holdings Corp. * ^	501,960
		4,171,253
	TRANSPORTATION - 4.5%
11,240	CH Robinson Worldwide, Inc. ^	910,440
18,870	Genesee & Wyoming, Inc. *	1,672,826
14,774	Hub Group, Inc. * ^	614,155
66,911	Knight-Swift Transportation Holdings, Inc. ^	2,231,482
41,600	Marten Transport Ltd.	822,848
11,923	Ryder System, Inc. ^	751,149
18,805	Werner Enterprises, Inc.	629,968
		7,632,868
	TRUCKING & LEASING - 0.1%
2,573	Greenbrier Cos., Inc.	91,419

	TOTAL COMMON STOCK (Cost - $77,086,655)	102,325,493

				Option
Contracts +		Counterparty	Notional	Expiration Date	Exercise Price
	OPTIONS PURCHASED - 0.2%
	CALL OPTIONS PURCHASED - 0.1%
68	Brunswick Corp.	Goldman Sachs	$374,000	5/17/2019	$55.00	$680
68	CareDx, Inc.	Goldman Sachs	204,000	5/17/2019	30.00	10,540
90	CareDx, Inc.	Goldman Sachs	315,000	5/17/2019	35.00	3,150
19	CH Robinson Worldwide, Inc.	Goldman Sachs	156,750	5/17/2019	82.50	3,040
23	CH Robinson Worldwide, Inc.	Goldman Sachs	195,500	5/17/2019	85.00	1,840
23	Clean Harbors, Inc.	Goldman Sachs	172,500	5/17/2019	75.00	7,406
271	Infinera Corp.	Goldman Sachs	121,950	5/3/2019	4.50	1,355
452	Infinera Corp.	Goldman Sachs	226,000	5/3/2019	5.00	1,130
14	Insperity, Inc.	Goldman Sachs	182,000	5/17/2019	130.00	315
68	iRhythm Technologies, Inc.	Goldman Sachs	544,000	5/17/2019	80.00	19,210
14	Medifast, Inc.	Goldman Sachs	196,000	5/17/2019	140.00	16,100
9	Medifast, Inc.	Goldman Sachs	135,000	5/17/2019	150.00	6,714
45	Plantronics, Inc.	Goldman Sachs	225,000	5/17/2019	50.00	16,200
90	Ryder System, Inc.	Goldman Sachs	585,000	5/17/2019	65.00	6,750
23	Vertex Pharmaceuticals, Inc.	Goldman Sachs	437,000	5/17/2019	190.00	1,265
	TOTAL CALL OPTIONS PURCHASED (Cost - $181,090)					95,695

	PUT OPTIONS PURCHASED - 0.1%
68	Advanced Energy Industries, Inc.	Goldman Sachs	374,000	5/17/2019	55.00	7,548
90	ArcBest Corp.	Goldman Sachs	270,000	5/17/2019	30.00	14,850
226	Bed Bath & Beyond, Inc.	Goldman Sachs	361,600	5/17/2019	16.00	7,910
45	Blackbaud, Inc.	Goldman Sachs	360,000	5/17/2019	80.00	18,450
23	Children’s Place, Inc.	Goldman Sachs	241,500	5/17/2019	105.00	4,428
23	Children’s Place, Inc.	Goldman Sachs	248,400	5/17/2019	108.00	6,900
136	Cooper Tire & Rubber Co.	Goldman Sachs	408,000	5/17/2019	30.00	12,920
91	Dycom Industries, Inc.	Goldman Sachs	409,500	6/21/2019	45.00	20,930
451	Express, Inc.	Goldman Sachs	180,400	6/21/2019	4.00	24,805
586	Express, Inc.	Goldman Sachs	234,400	7/19/2019	4.00	35,160
135	Gap, Inc.	Goldman Sachs	337,500	5/17/2019	25.00	3,847
9	Home Depot, Inc.	Goldman Sachs	180,000	5/17/2019	200.00	1,440
5	IPG Photonics Corp.	Goldman Sachs	85,000	5/17/2019	170.00	1,665
90	iShares Expanded Tech-Software	Goldman Sachs	1,800,000	5/17/2019	200.00	3,150
23	iShares U.S. Medical Devices ETF	Goldman Sachs	506,000	5/17/2019	220.00	3,910
90	JELD-WEN Holding, Inc.	Goldman Sachs	180,000	5/17/2019	20.00	9,450
42	Kirby Corp.	Goldman Sachs	336,000	5/17/2019	80.00	8,904
45	Lincoln Electric Holdings, Inc.	Goldman Sachs	405,000	5/17/2019	90.00	14,288
77	MaxLinear, Inc.	Goldman Sachs	192,500	5/17/2019	25.00	5,775
23	Orthofix Medical, Inc.	Goldman Sachs	126,500	5/17/2019	55.00	7,590
58	Schneider National, Inc.	Goldman Sachs	116,000	5/17/2019	20.00	2,900
108	SPDR S&P Biotech ETF	Goldman Sachs	918,000	5/17/2019	85.00	22,896
90	Vishay Intertechnology, Inc.	Goldman Sachs	180,000	5/17/2019	20.00	7,470
	TOTAL PUT OPTIONS PURCHASED (Cost - $297,344)					247,186

	TOTAL OPTIONS PURCHASED (Cost - $478,434)					342,881

Shares
	RIGHTS - 0.0%
25,442	Nexstar Broadcasting Group CVR #					$—
	TOTAL RIGHTS (Cost - $7,632)

	SHORT-TERM INVESTMENTS - 7.2%
	MONEY MARKET FUND - 7.2%
12,241,852	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.31% **					12,241,852
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,241,852)

	TOTAL INVESTMENTS - 68.0% (Cost - $89,814,573)					114,910,226
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $116,931)					(163,699)
	PUT OPTIONS WRITTEN - (0.0)% (Proceeds - $18,978)					(12,847)
	SECURITIES SOLD SHORT (21.9)% (Proceeds - $36,651,458)					(37,060,300)
	OTHER ASSETS LESS LIABILITIES - 54.0%					91,255,871
	NET ASSETS - 100.0%					$168,929,251

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

				Option
Contracts +		Counterparty	Notional	Expiration Date	Exercise Price	Fair Value
	OPTIONS WRITTEN - (0.1)%
	CALL OPTIONS WRITTEN - (0.1)%
43	Clean Harbors, Inc.	Goldman Sachs	$344,000	5/17/2019	$80.00	$4,300
56	Exact Sciences Corp.	Goldman Sachs	588,000	5/17/2019	105.00	17,304
14	Insperity, Inc.	Goldman Sachs	203,000	5/17/2019	145.00	245
91	Knowles Corp.	Goldman Sachs	182,000	5/17/2019	20.00	910
1	Knowles Corp.	Goldman Sachs	2,250	5/17/2019	22.50	17
45	Mastec, Inc.	Goldman Sachs	247,500	5/17/2019	55.00	2,025
14	Medifast, Inc.	Goldman Sachs	224,000	5/17/2019	160.00	5,194
9	Medifast, Inc.	Goldman Sachs	153,000	5/17/2019	170.00	3,663
90	Ryder System, Inc.	Goldman Sachs	630,000	5/17/2019	70.00	450
108	Upland Software, Inc.	Goldman Sachs	486,000	7/19/2019	45.00	47,520
55	Upland Software, Inc.	Goldman Sachs	275,000	10/18/2019	50.00	21,725
226	US Silica Holdings, Inc.	Goldman Sachs	429,400	5/17/2019	19.00	2,712
136	Winnebago Industries, Inc.	Goldman Sachs	476,000	5/17/2019	35.00	16,320
26	YETI Holdings, Inc.	Goldman Sachs	52,000	5/17/2019	20.00	41,314
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $116,931)					163,699

	PUT OPTIONS WRITTEN - (0.0)%
45	Advanced Energy Industries, Inc.	Goldman Sachs	225,000	5/17/2019	50.00	1,575
226	Bed Bath & Beyond, Inc.	Goldman Sachs	327,700	5/17/2019	14.50	2,034
67	Copart, Inc.	Goldman Sachs	435,500	5/17/2019	65.00	2,010
91	Dycom Industries, Inc.	Goldman Sachs	318,500	6/21/2019	35.00	2,503
5	IPG Photonics Corp.	Goldman Sachs	75,000	5/17/2019	150.00	260
45	Lincoln Electric Holdings, Inc.	Goldman Sachs	360,000	5/17/2019	80.00	1,125
77	MaxLinear, Inc.	Goldman Sachs	173,250	5/17/2019	22.50	1,155
23	Orthofix Medical, Inc.	Goldman Sachs	115,000	5/17/2019	50.00	2,185
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $18,978)					12,847

	TOTAL OPTIONS WRITTEN (Proceeds - $135,909)					176,546

Shares
	SECURITIES SOLD SHORT - (21.9)%
	APPAREL - (1.1)%
41,810	Crocs, Inc. *	1,164,409
4,751	Deckers Outdoor Corp. *	751,656
		1,916,065
	AUTO MANUFACTURERS - (0.0)%
245	PACCAR, Inc.	17,559

	AUTO PARTS & EQUIPMENT - (0.3)%
9,741	Cooper Tire & Rubber Co.	290,866
12,453	Motorcar Parts of America, Inc. *	257,279
		548,145
	BEVERAGES - (0.4)%
2,150	Boston Beer Co., Inc. *	666,522

	BIOTECHNOLOGY - (0.5)%
16,264	Cambrex Corp. *	699,677
1,352	Exact Sciences Corp. *	133,429
		833,106
	BUILDING MATERIALS - (1.1)%
3,939	American Woodmark Corp. *	354,234
26,569	Continental Building Products, Inc. *	681,495
10,480	JELD-WEN Holding, Inc. *	206,980
1,703	Simpson Manufacturing Co, Inc.	108,447
11,924	Universal Forest Products, Inc.	440,592
		1,791,748
	CHEMICALS - (1.1)%
10,767	Balchem Corp.	1,092,958
20,368	Innophos Holdings, Inc.	655,646
2,580	Sensient Technologies Corp.	180,910
		1,929,514
	COMMERCIAL SERVICES - (1.2)%
4,160	Avalara, Inc. *	244,899
14,204	Huron Consulting Group, Inc. *	686,479
3,009	MoneyGram International, Inc. *	9,960
4,118	Monro, Inc.	345,212
14,566	Ritchie Bros Auctioneers, Inc.	506,751
3,206	Robert Half International, Inc.	199,061
		1,992,362
	COMPUTERS - (0.2)%
2,773	Elastic NV	237,230
4,723	PAR Technology Corp. *	111,982
		349,212
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.1)%
3,043	Belden, Inc.	169,039

	ELECTRONICS - (1.4)%
7,252	Brady Corp.	353,825
5,987	Digimarc Corp. *	178,353
39,480	Gentex Corp.	909,224
18,912	KEMET Corp.	337,957
31,070	Vishay Intertechnology, Inc.	615,497
		2,394,856
	ENERGY-ALTERNATE SOURCES - (0.1)%
7,804	TPI Composites, Inc. *	241,534

	ENGINEERING & CONSTRUCTION - (0.2)%
4,783	Exponent, Inc.	270,813

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

April 30, 2019

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (21.9)%
	EQUITY FUNDS - (2.8)%
26,749	iShares Russell 2000 ETF	$4,234,099
4,547	VanEck Vectors Semiconductor ETF	528,589
		4,762,688
	FOOD - (0.0)%
476	J&J Snack Foods Corp.	74,818

	HAND/MACHINE TOOLS - (0.2)%
6,123	Franklin Electric Co., Inc.	299,170

	HEALTHCARE - PRODUCTS - (1.4)%
4,160	AtriCure, Inc. *	124,883
24,026	Avanos Medical, Inc. *	1,007,891
4,160	Cardiovascular Systems, Inc. *	147,846
1,384	ICU Medical, Inc. *	314,860
2,773	iRhythm Technologies, Inc. *	211,608
6,547	Orthofix Medical, Inc. *	358,710
2,495	Repligen Corp. *	168,113
		2,333,911
	HOME BUILDERS - (0.9)%
3,525	LCI Industries	309,671
17,579	Thor Industries, Inc.	1,157,929
		1,467,600
	INTERNET - (1.0)%
57,055	1-800-Flowers.com, Inc. *	1,214,701
4,853	Anaplan, Inc. *	191,063
3,160	Q2 Holdings, Inc. *	238,327
2,732	Yelp, Inc. *	109,444
		1,753,535
	MACHINERY-DIVERSIFIED - (0.1)%
977	Lindsay Corp.	83,045

	MISCELLANEOUS MANUFACTURING - (0.2)%
7,255	Donaldson Co., Inc.	388,433

	PHARMACEUTICALS - (0.0)%
2,732	Horizon Pharma PLC	69,748

	REAL ESTATE - (0.5)%
9,537	Marcus & Millichap, Inc. *	411,045
35,148	Realogy Holdings Corp.	457,627
		868,672
	REITS - (0.4)%
16,449	Granite Point Mortgage Trust, Inc.	316,314
3,653	Life Storage, Inc.	348,094
		664,408
	RETAIL - (4.1)%
12,428	BMC Stock Holdings, Inc. *	255,768
21,417	Buckle, Inc.	395,786
1,941	Carvana Co. *	138,898
72,499	Chico’s FAS, Inc.	253,747
1,115	Children’s Place, Inc.	125,794
11,300	Container Store Group, Inc. *	97,632
4,058	Dave & Buster’s Entertainment, Inc.	230,657
303	Express, Inc. *	1,115
29,753	Freshpet, Inc. *	1,328,769
1,628	Home Depot, Inc.	331,624
9,073	Kohl’s Corp.	645,090
14,055	L Brands, Inc.	360,370
49,343	PetIQ, Inc. *	1,355,452
34,416	PetMed Express, Inc.	751,990
50,175	Vera Bradley, Inc. *	616,149
		6,888,841
	SEMICONDUCTORS - (1.0)%
26,616	Brooks Automation, Inc.	998,366
977	IPG Photonics Corp. *	170,711
17,909	MaxLinear, Inc. *	481,931
		1,651,008
	SOFTWARE - (1.0)%
48,616	Avid Technology, Inc. *	369,482
1,818	Blackbaud, Inc.	144,149
6,128	Blackline, Inc. *	313,018
18,412	Inovalon Holdings, Inc. *	249,115
30,632	NextGen Healthcare, Inc. *	575,575
		1,651,339
	TELECOMMUNICATIONS - (0.2)%
9,037	Juniper Networks, Inc.	250,957

	TRANSPORTATION - (0.4)%
12,400	ArcBest Corp.	378,944
16,876	Schneider National, Inc.	352,708
		731,652

	TOTAL SECURITIES SOLD SHORT (Proceeds - $36,651,458)	37,060,300

CVR - Contingent Value Rights

ETF - Exchange Traded Fund

PLC - Public Limited Company

^	All or a portion of this security is held as collateral for securities sold short or options written.

*	Non-income producing security.

+	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

**	Money market fund; interest rate reflects effective yield on April 30, 2019.

See accompanying notes to financial statements.

Balter Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019

	Balter European L/S	Balter	Balter L/S Small Cap
	Small Cap Fund	Invenomic Fund	Equity Fund
ASSETS
Investment securities:
At cost	$50,130,037	$177,322,618	$89,814,573
At value	$49,278,454	$184,334,179	$114,910,226
Cash at broker	18,354,731	89,221,993	42,001,611
Cash held for collateral at custodian	3,189,102	—	—
Cash	—	—	48,968,402
Foreign Currency (Cost $490,431, $680,600, and $611)	484,730	660,197	611
Receivable for securities sold	942,426	3,743,625	7,741,125
Unrealized appreciation on foreign currency contracts	321,936	—	—
Dividends and interest receivable	93,778	140,133	79,824
Receivable for Fund shares sold	30,564	170,488	10,642
Prepaid expenses and other assets	28,933	45,120	15,612
TOTAL ASSETS	72,724,654	278,315,735	213,728,053

LIABILITIES
Securities sold short (Proceeds - $18,520,854, $103,671,840, and $36,651,458)	18,369,206	110,179,777	37,060,300
Options written (Proceeds $0, $146,093 and $135,909)	—	236,440	176,546
Securities lending collateral	—	6,924,198	—
Payable for investments purchased	372,214	5,045,072	7,227,214
Investment advisory fees payable	73,621	214,095	263,987
Dividends payable on securities sold short	24,718	22,098	—
Payable to related parties	4,731	14,008	15,896
Payable for Fund shares redeemed	965	70,656	8,096
Distribution (12b-1) fees payable	279	3,046	927
Accrued expenses and other liabilities	41,440	11,954	45,836
TOTAL LIABILITIES	18,887,174	122,721,344	44,798,802
NET ASSETS	$53,837,480	$155,594,391	$168,929,251

NET ASSETS CONSIST OF:
Paid in capital	$63,083,670	$147,939,780	$148,745,287
Accumulated Earnings (Loss)	(9,246,190)	7,654,611	20,183,964
NET ASSETS	$53,837,480	$155,594,391	$168,929,251

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$52,561,666	$139,301,771	$164,418,961
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,508,495	12,146,949	14,878,337
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.54	$11.47	$11.05

Investor Class:
Net Assets	$1,275,814	$16,292,620	$4,510,290
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	134,003	1,428,402	410,282
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.52	$11.41	$10.99

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Balter Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2019

	Balter European L/S	Balter	Balter L/S Small Cap
	Small Cap Fund	Invenomic Fund	Equity Fund
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $63,941, $5,392 and $1,042)	$238,495	$786,655	$413,616
Interest	89,829	445,389	842,518
Securities lending income	—	54,611	—
TOTAL INVESTMENT INCOME	328,324	1,286,655	1,256,134

EXPENSES
Investment advisory fees	695,854	1,109,929	1,619,084
Distribution (12b-1) fees:
Investor Class	1,645	14,575	5,530
Interest expense	199,825	—	—
Dividends on securities sold short	109,340	347,738	274,589
Custodian fees	62,491	9,903	24,850
Administration fees	42,211	63,232	93,934
Third party administrative serving fees	24,782	17,291	39,315
Registration fees	19,808	24,713	19,808
Legal fees	14,862	14,862	14,862
Compliance officer fees	12,399	10,899	17,382
Trustees fees and expenses	11,905	11,905	11,909
Audit fees	8,976	8,728	8,976
Printing expense	6,221	6,192	8,665
Insurance expense	3,195	2,473	6,216
Shareholder service fees - Institutional Class	—	26,849	—
Shareholder service fees - Investor Class	329	4,877	2,212
Other expenses	1,599	1,240	2,496
TOTAL EXPENSES	1,215,442	1,675,406	2,149,828

Less: Fees waived by the Advisor	(127,219)	(29,493)	(50,368)

NET EXPENSES	1,088,223	1,645,913	2,099,460

NET INVESTMENT LOSS	(759,899)	(359,258)	(843,326)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(10,905,362)	5,968,471	3,832,266
Foreign currency contracts	1,770,800	—	—
Foreign currency transactions	—	2,447	(280)
Options purchased	—	(268,781)	(795,503)
Options written	—	—	348,755
Securities sold short	3,309,038	2,507,658	(625,937)
	(5,825,524)	8,209,795	2,759,301
Net change in unrealized appreciation (depreciation) on:
Investments	7,158,911	9,548,839	7,936,068
Foreign currency contracts	(817,249)	—	—
Foreign currency translations	(69,002)	(4,066)	(2)
Options purchased	—	(673,012)	(230,085)
Options written	—	(90,347)	(61,977)
Securities sold short	(2,268,380)	(8,167,968)	(3,172,127)
	4,004,280	613,446	4,471,877

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,821,244)	8,823,241	7,231,178

NET INCREASE (DECREASE) IN NET ASSETS	$(2,581,143)	$8,463,983	$6,387,852

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
FROM OPERATIONS
Net investment loss	$(759,899)	$(1,948,746)
Net realized gain (loss) from investments, foreign currency contracts, and securities sold short	(5,825,524)	4,624,330
Net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency contracts and foreign currency translations	4,004,280	(9,245,797)
Net decrease in net assets resulting from operations	(2,581,143)	(6,570,213)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(4,332,627)	(3,698,133)
Investor Class	(71,987)	(25,767)
Net decrease in net assets resulting from distributions to shareholders	(4,404,614)	(3,723,900)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	6,977,387	33,304,258
Investor Class	246,484	1,351,878
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	3,407,875	2,700,642
Investor Class	71,987	25,767
Redemption fee proceeds:
Institutional Class	1,645	189
Investor Class	88	323
Payments for shares redeemed:
Institutional Class	(36,251,705)	(9,926,213)
Investor Class	(356,771)	(321,382)
Net increase (decrease) in net assets from shares of beneficial interest	(25,903,010)	27,135,462

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,888,767)	16,841,349

NET ASSETS
Beginning of Period	86,726,247	69,884,898
End of Period	$53,837,480	$86,726,247

SHARE ACTIVITY
Institutional Class:
Shares Sold	728,062	2,923,852
Shares Reinvested	377,395	241,776
Shares Redeemed	(3,799,898)	(909,158)
Net increase (decrease) in shares of beneficial interest outstanding	(2,694,441)	2,256,470

Investor Class:
Shares Sold	25,767	119,230
Shares Reinvested	7,981	2,307
Shares Redeemed	(37,135)	(28,524)
Net increase (decrease) in shares of beneficial interest outstanding	(3,387)	93,013

See accompanying notes to financial statements.

Balter Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
FROM OPERATIONS
Net investment loss	$(359,258)	$(559,790)
Net realized gain from investments, foreign currency transactions, options purchased, and securities sold short	8,209,795	4,187,708
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and foreign currency translations	613,446	(515,971)
Net increase in net assets resulting from operations	8,463,983	3,111,947

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(3,714,113)	(377,979)
Investor Class	(424,069)	(16)
Net decrease in net assets resulting from distributions to shareholders	(4,138,182)	(377,995)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	67,780,142	44,706,562
Investor Class	8,091,589	8,547,142
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	3,499,276	51,337
Investor Class	423,838	16
Redemption fee proceeds:
Institutional Class	3,644	4,855
Investor Class	24	427
Payments for shares redeemed:
Institutional Class	(5,464,161)	(6,117,140)
Investor Class	(1,146,304)	(202,085)
Net increase in net assets from shares of beneficial interest	73,188,048	46,991,114

TOTAL INCREASE IN NET ASSETS	77,513,849	49,725,066

NET ASSETS
Beginning of Period	78,080,542	28,355,476
End of Period	$155,594,391	$78,080,542

SHARE ACTIVITY
Institutional Class:
Shares Sold	6,014,266	4,073,132
Shares Reinvested	329,189	4,807
Shares Redeemed	(484,490)	(563,702)
Net increase in shares of beneficial interest outstanding	5,858,965	3,514,237

Investor Class:
Shares Sold	720,037	789,656
Shares Reinvested	40,060	1
Shares Redeemed	(102,818)	(18,654)
Net increase in shares of beneficial interest outstanding	657,279	771,003

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
FROM OPERATIONS
Net investment loss	$(843,326)	$(2,664,705)
Net realized gain from investments, foreign currency transactions options purchased, options written securities and securities sold short	2,759,301	19,691,154
Net change in unrealized appreciation (depreciation) on investments, securities sold short options purchased, options written and foreign currency translations	4,471,877	(5,832,470)
Net increase in net assets resulting from operations	6,387,852	11,193,979

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(17,850,206)	(14,364,983)
Investor Class	(507,931)	(312,135)
Net decrease in net assets resulting from distributions to shareholders	(18,358,137)	(14,677,118)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	8,826,032	34,175,928
Investor Class (a)	100,800	5,413,847
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	17,815,047	12,400,686
Investor Class (a)	507,931	312,135
Redemption fee proceeds:
Institutional Class	979	—
Investor Class (a)	102	41
Payments for shares redeemed:
Institutional Class	(35,692,296)	(22,586,602)
Investor Class (a)	(676,498)	(738,145)
Net increase (decrease) in net assets from shares of beneficial interest	(9,117,903)	28,977,890

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,088,188)	25,494,751

NET ASSETS
Beginning of Period	190,017,439	164,522,688
End of Period	$168,929,251	$190,017,439

SHARE ACTIVITY
Institutional Class:
Shares Sold	835,654	2,868,137
Shares Reinvested	1,795,872	1,089,691
Shares Redeemed	(3,307,327)	(1,913,706)
Net increase (decrease) in shares of beneficial interest outstanding	(675,801)	2,044,122

Investor Class: (a)
Shares Sold	9,340	451,488
Shares Reinvested	51,410	27,428
Shares Redeemed	(66,592)	(62,792)
Net increase (decrease) in shares of beneficial interest outstanding	(5,842)	416,124

(a)	The Balter L/S Small Cap Equity Fund Investor Class commenced operations on November 14, 2017.

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the
	April 30, 2019		Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2018	October 31, 2017	October 31, 2016 (1)
Net asset value, beginning of period	$10.40		$11.67	$9.27	$10.00
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.25)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.19)		(0.43)	2.61	(0.55)
Total from investment operations	(0.29)		(0.68)	2.40	(0.73)
Less distributions from:
Net investment income	(0.25)		(0.31)	—	—
Net realized gains	(0.32)		(0.28)	—	—
Total distributions	(0.57)		(0.59)	—	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$9.54		$10.40	$11.67	$9.27
Total return (4)	(2.48	)% (5)	(6.18)%	25.89%	(7.30	)% (5)
Net assets, at end of period (000’s)	$52,562		$85,302	$69,368	$24,654
Ratio of gross expenses to average net assets (6,8)	3.50	% (7)	3.97%	2.71%	2.87	% (7)
Ratio of net expenses to average net assets (8)	3.13	% (7)	3.73%	2.46%	2.45	% (7)
Ratio of net investment loss to average net assets	(2.19	)% (7)	(2.24)%	(1.99)%	(2.18	)% (7)
Portfolio Turnover Rate	71	% (5)	194%	154%	168	% (5)

(1)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.61	% (7)	2.48%	2.49%	2.66	% (7)
After fees waived	2.24	% (7)	2.24%	2.24%	2.24	% (7)

See accompanying notes to financial statements.

Balter European L/S Small Cap Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the	For the	For the
	April 30, 2019		Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2018	October 31, 2017	October 31, 2016 (1)
Net asset value, beginning of period	$10.37		$11.66	$9.27	$10.00
Activity from investment operations:
Net investment loss (2)	(0.11)		(0.29)	(0.27)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.19)		(0.42)	2.66	(0.55)
Total from investment operations	(0.30)		(0.71)	2.39	(0.73)
Less distributions from:
Net investment income	(0.23)		(0.30)	—	—
Net realized gains	(0.32)		(0.28)	—	—
Total distributions	(0.55)		(0.58)	—	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	—	—
Net asset value, end of period	$9.52		$10.37	$11.66	$9.27
Total return (3)	(2.60	)% (4)	(6.44)%	25.78%	(7.30	)% (4)
Net assets, at end of period (000’s)	$1,276		$1,425	$517	$0	(7)
Ratio of gross expenses to average net assets (5,8)	3.80	% (6)	4.27%	3.01%	3.17	% (6)
Ratio of net expenses to average net assets (8)	3.43	% (6)	4.03%	2.76%	2.75	% (6)
Ratio of net investment loss to average net assets	(2.41	)% (6)	(2.56)%	(2.39)%	(2.48	)% (6)
Portfolio Turnover Rate	71	% (4)	194%	154%	168	% (4)

(1)	The Balter European L/S Small Cap Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Less than $1,000.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.91	% (6)	2.78%	2.79%	2.96	% (6)
After fees waived	2.54	% (6)	2.54%	2.54%	2.54	% (6)

See accompanying notes to financial statements.

Balter Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the
	April 30, 2019		Year Ended	Period Ended
	(Unaudited)		October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$11.07		$10.22	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.12)	(0.05)
Net realized and unrealized gain on investments	0.94		1.10	0.27
Total from investment operations	0.91		0.98	0.22
Less distributions from:
Net realized gains	(0.51)		(0.13)	—
Total distributions	(0.51)		(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$11.47		$11.07	$10.22
Total return (4)	8.58	% (5)	9.63%	2.20	% (5)
Net assets, at end of period (000’s)	$139,302		$69,580	$28,354
Ratio of gross expenses to average net assets (6,8)	2.90	% (7)	2.91%	3.07	% (7)
Ratio of net expenses to average net assets (8)	2.85	% (7)	2.72%	2.61	% (7)
Ratio of net investment loss to average net assets	(0.61	)% (7)	(1.14)%	(1.25	)% (7)
Portfolio Turnover Rate	41	% (5)	106%	37	% (5)

(1)	The Balter Invenomic Fund commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.29	% (7)	2.43%	2.70	% (7)
After fees waived	2.24	% (7)	2.24%	2.24	% (7)

See accompanying notes to financial statements.

Balter Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the	For the
	April 30, 2019		Year Ended	Period Ended
	(Unaudited)		October 31, 2018	October 31, 2017 (1)
Net asset value, beginning of period	$11.02		$10.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.16)	(0.07)
Net realized and unrealized gain on investments	0.95		1.10	0.28
Total from investment operations	0.90		0.94	0.21
Less distributions from:
Net realized gains	(0.51)		(0.13)	—
Total distributions	(0.51)		(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	—
Net asset value, end of period	$11.41		$11.02	$10.21
Total return (4)	8.53	% (5)	9.25%	2.10	% (5)
Net assets, at end of period (000’s)	$16,293		$8,501	$1
Ratio of gross expenses to average net assets (6,8)	3.20	% (7)	3.21%	3.32	% (7)
Ratio of net expenses to average net assets (8)	3.15	% (7)	3.02%	2.86	% (7)
Ratio of net investment loss to average net assets	(0.90	)% (7)	(1.39)%	(2.85	)% (7)
Portfolio Turnover Rate	41	% (5)	106%	37	% (5)

(1)	The Balter Invenomic Fund commenced operations on June 19, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.58	% (7)	2.73%	2.95	% (7)
After fees waived	2.53	% (7)	2.54%	2.49	% (7)

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the	For the		For the
	April 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	(Unaudited)		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015		October 31, 2014 (1)
Net asset value, beginning of period	$11.90		$12.18	$10.37	$10.08	$9.99		$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.18)	(0.23)	(0.24)	(0.25)		(0.21)
Net realized and unrealized gain on investments	0.44		0.96	2.11	0.53	0.34		0.20
Total from investment operations	0.39		0.78	1.88	0.29	0.09		(0.01)
Less distributions from:
Net realized gains	(1.24)		(1.06)	(0.07)	—	—		—
Total distributions	(1.24)		(1.06)	(0.07)	—	—		—
Net asset value, end of period	$11.05		$11.90	$12.18	$10.37	$10.08		$9.99
Total return (3)	4.44	% (4)	6.82%	18.16%	2.88%	0.90%		(0.10	)% (4)
Net assets, at end of period (000s)	$164,419		$185,081	$164,523	$160,970	$163,367		$127,161
Ratio of gross expenses to average net assets (7,8)	2.58	% (5)	2.43%	2.56%	2.76%	2.92%		2.91	% (5)
Ratio of net expenses to average net assets (8)	2.52	% (5)	2.41%	2.52%	2.67%	2.93	% (6)	2.88	% (5)
Ratio of net investment loss to average net assets	(1.01	)% (5)	(1.51)%	(1.99)%	(2.44)%	(2.49)%		(2.49	)% (5)
Portfolio Turnover Rate	109	% (4)	244%	212%	228%	292%		248	% (4)

(1)	The Balter L/S Small Cap Equity Fund Institutional Class commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from the prior period.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.25	% (5)	2.21%	2.23%	2.28%	2.18%	2.22	% (5)
After fees waived/recaptured	2.19	% (5)	2.19%	2.19%	2.19%	2.19%	2.19	% (5)

See accompanying notes to financial statements.

Balter L/S Small Cap Equity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended	For the
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018 (1)
Net asset value, beginning of period	$11.86	$11.98
Activity from investment operations:
Net investment loss (2)	(0.07)	(0.22)
Net realized and unrealized gain on investments	0.44	1.16
Total from investment operations	0.37	0.94
Less distributions from:
Net realized gains	(1.24)	(1.06)
Total distributions	(1.24)	(1.06)
Paid-in-Capital From Redemption Fees (3)	0.00	0.00
Net asset value, end of period	$10.99	$11.86
Total return (4,5)	4.27%	8.23%
Net assets, at end of period (000s)	$4,510	$4,936
Ratio of gross expenses to average net assets (6,7,8)	2.93%	2.78%
Ratio of net expenses to average net assets (6,8)	2.87%	2.76%
Ratio of net investment loss to average net assets (6)	(1.36)%	(1.85)%
Portfolio Turnover Rate (5)	109%	244%

(1)	The Balter L/S Small Cap Equity Fund Investor Class commenced operations on November 14, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	2.60	% (6)	2.56	% (6)
After fees waived/recaptured	2.54	% (6)	2.54	% (6)

See accompanying notes to financial statements.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2019

1.	ORGANIZATION

The Balter European L/S Small Cap Fund, the Balter Invenomic Fund and the Balter L/S Small Cap Equity Fund are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Balter European L/S Small Cap Fund commenced operations on December 30, 2015. The Balter Invenomic Fund commenced operations on June 19, 2017. The Balter L/S Small Cap Equity Fund) commenced operations on December 31, 2013 and was previously part of the Professionally Managed Portfolios and reorganized into the Trust on July 27, 2015.

The Funds’ investment objectives are as follows:

Balter European L/S Small Cap Fund seeks to generate absolute returns by investing both long and short in European Companies.

Balter Invenomic Fund - seeks to achieve long-term capital appreciation.

Balter L/S Small Cap Equity Fund seeks to achieve long-term capital appreciation plus income.

The Funds each offer two classes of shares: Institutional Class shares and Investor Class shares. Each class of shares is offered at their net asset value. Each class of shares of each Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.

These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019 for the Funds’ investments measured at fair value:

Balter European L/S Small Cap Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$37,048,155	$1,690,102	$—	$38,738,257
Money Market Funds	10,540,197	—	—	10,540,197
Forward Currency Contracts	—	321,936	—	321,936
Total	$47,588,352	$2,012,038	$—	$49,600,390
Liabilities*
Securities Sold Short	$18,369,206	$—	$—	$18,369,206
Total	$18,369,206	$—	$—	$18,369,206

Balter Invenomic Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$149,358,942	$—	$—	$149,358,942
Call Options Purchased	10,075	93,338	—	103,413
Put Options Purchased	32,719	55,560	—	88,279
Collateral For Securities Loaned	6,924,198	—	—	6,924,198
Money Market Funds	27,814,159	—	—	27,814,159
Warrant	45,188	—	—	45,188
Total	$184,185,281	$148,898	$—	$184,334,179
Liabilities*
Call Options Written	$236,440	$—	$—	$236,440
Securities Sold Short	110,179,777	—	—	110,179,777
Total	$110,416,217	$—	$—	$110,416,217

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

Balter L/S Small Cap Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$102,325,493	$—	$—	$102,325,493
Call Options Purchased	55,010	40,685	—	95,695
Put Options Purchased	137,568	109,618	—	247,186
Money Market Fund	12,241,852	—	—	12,241,852
Rights	—	—	—	—
Total	$114,759,923	$150,303	$—	$114,910,226
Liabilities *
Call Options Written	$163,437	$262	$—	$163,699
Put Options Written	6,300	6,547	—	12,847
Securities Sold Short	37,060,300	—	—	37,060,300
Total	$37,230,037	$6,809	$—	$37,236,846

The Funds did not hold any Level 3 securities during the period, with the exception of the Balter L/S Small Cap Equity Fund. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. *Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of Nexstar Broadcasting Group CVR (Balter L/S Small Cap Equity Fund), for which Level 3 inputs were used in determining value:

Balter L/S Small Cap
Equity Fund
Beginning balance October 31, 2018	$—
Total realized gain/(loss)	—
Change in unrealized appreciation	—
Capital Distribution	—
Tax basis adjustment	—
Net Transfers in/(out) of Level 3	—
Ending Balance April 30, 2019	$—

The total change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments still held at April 30, 2019, was $0 for the Balter L/S Small Cap Equity Fund.

Quantitative disclosures of unobservable inputs and assumptions used by the Balter L/S Small Cap Equity Fund are below.

Investments in Securities
Balter L/S Small Cap Equity Fund	Fair Value	Valuation Techniques	Unobservable Input
Nexstar Broadcasting Group CVR	$—	Contingent Value Rights	Potential future cash payments
$—

Fair value securities as a percent of net assets at April 30, 2019 were 0.0% for the Balter L/S Small Cap Equity Fund.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Funds may be required to maintain collateral in various forms. At April 30, 2019, such collateral is denoted in the Funds’ Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of written options contacts and short sales, the Funds, when appropriate, utilize a segregated margin deposit account with the counterparty. At April 30, 2019, these segregated margin deposit accounts are denoted in the Funds’ Statements of Assets and Liabilities.

Short Sales A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Balter Invenomic Fund in its October 31, 2017 through October 31, 2018 tax return and taken by the Balter L/S Small Cap Equity Fund and Balter European L/S Small Cap Fund in their October 31, 2016 through October 31, 2018 tax returns or expected to be taken by each of the Funds in their October 31, 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

	Purchases	Sales
Balter European L/S Small Cap Fund	$41,025,559	$73,331,540
Balter Invenomic Fund	103,022,095	43,912,423
Balter L/S Small Cap Equity Fund	128,722,950	162,132,769

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Balter Liquid Alternatives, LLC serves as the Fund’s investment advisor. Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds each pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.00% and 1.95% of the average daily net assets of the Balter European L/S Small Cap Fund and the Balter L/S Small Cap Equity Fund, respectively. Effective April 5, 2019 the investment advisory fee of the Balter Invenomic fund changed to an annual rate of 1.74% of the average daily net assets of the fund. Prior to April 5, 2019 the investment advisory fee of the Balter Invenomic Fund was 2.00%. The Advisor, on behalf of the Balter European L/S Small Cap Fund, has entered into a Sub-Advisory agreement with S.W. Mitchell Capital LLP and the Advisor compensates the Sub-Advisor out of the investment Advisory fee it receives from the Fund. The Advisor, on behalf of the Balter Invenomic Fund, has entered into a Sub-Advisory agreement with Invenomic Capital Management LP and the Advisor compensates the Sub-Advisor out of the investment Advisory fee it receives from the Fund. The Advisor, on behalf of the Balter L/S Small Cap Equity Fund, has entered into a Sub-Advisory agreement with Midwood Capital Management LLC,

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

Millrace Asset Group, Inc., 12th Street Asset Management Company and Intrinsic Edge Capital Management, LLC and the Advisor compensates each Sub-Advisor out of the investment advisory fees it receives from the Fund.

For the six months ended April 30, 2019, the advisory fees incurred by the Funds were as follows:

Fund	Advisory Fee
Balter European L/S Small Cap Fund	$695,854
Balter Invenomic Fund	1,109,929
Balter L/S Small Cap Equity Fund	1,619,084

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter European L/S Small Cap Fund, until at least February 28, 2020 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.24% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Effective April 5, 2019, The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter Invenomic Fund, until at least February 28, 2021 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23% and 2.48% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Prior to April 5, 2019 The Fund’s Advisor contractually agreed to reduce its fees and/or absorb expenses of the Balter Invenomic Fund, until at least February 28, 2020 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.24% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Balter L/S Small Cap Equity Fund, until at least February 28, 2020 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.19% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively.

During the six months ended April 30, 2019 the Advisor waived fees for each fund as follows:

Fund	Advisory Fee Waiver
Balter European L/S Small Cap Fund	$127,219
Balter Invenomic Fund	29,493
Balter L/S Small Cap Equity Fund	50,368

The total amount of previously waived fees subject to recapture by the Advisor as of April 30, 2019 were as follows:

	Expiration	Expiration	Expiration
Fund	October 31, 2019	October 31, 2020	October 31, 2021	Total
Balter European L/S Small Cap Fund	$85,413	$105,339	$207,137	$397,889
Balter Invenomic Fund	—	43,963	90,849	134,812
Balter L/S Small Cap Equity Fund	114,854	53,505	33,245	201,604

Distributor The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, Balter European L/S Small Cap Fund, Balter Invenomic Fund and Balter L/S Small Cap Equity Fund may pay 0.25% per year of the average daily net assets of Investor

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2019, the Funds incurred distribution fees as follows:

Fund	Distribution Fee
Balter European L/S Small Cap Fund	$1,645
Balter Invenomic Fund	14,575
Balter L/S Small Cap Equity Fund	5,530

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of April 30, 2019.

Balter European L/S Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Foreign currency contracts/Currency Risk	Unrealized appreciation on foreign currency contracts	$321,936

Balter Invenomic Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$191,692

Equity Contracts/Equity price risk	Options Written	$236,440

Balter L/S Small Cap Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$342,881

Equity Contracts/Equity price risk	Options Written	$176,546

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2019.

Balter European L/S Small Cap Fund
		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$1,770,800	$(817,249)

Balter Invenomic Fund
		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(268,781)	$(673,012)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$—	$(90,347)

Balter L/S Small Cap Equity Fund
		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(795,503)	$(230,085)

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity Price Risk	$348,755	$(61,977)

The notional value and contracts of the derivative instruments outstanding as of April 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

Offsetting of Financial Assets and Derivative Assets

During the six months ended April 30, 2019, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2019 for the Funds.

Balter European L/S Small Cap Fund

Assets:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Unrealized appreciation on foreign currency contracts	$321,936	(1)	$—	$321,936	$—		$321,936	(2)	$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Securities Sold Short	$18,369,206	(1)	$—	$18,369,206	$18,369,206	(2)	$—		$—

Balter Invenomic Fund

Assets:			Gross Amounts	Net Amounts
			Offset in the	Presented in
	Gross Amounts		Statements of	the Statements
	of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Assets		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Options Purchased	$191,692	(1)	$—	$191,692	$191,692	(2)	$—		$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Securities sold short	$110,179,777	(1)	$—	$110,179,777	$110,179,777	(2)	$—		$—

Options Written	$236,440	(1)	$—	$236,440	$236,440	(2)	$—		$—

Balter L/S Small Cap Equity Fund

Assets:			Gross Amounts	Net Amounts
			Offset in the	Presented in
	Gross Amounts		Statements of	the Statements
	of Recognized		Assets &	of Assets &	Financial		Cash Collateral
Description	Assets		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Options Purchased	$342,881	(1)	$—	$342,881	$342,881	(2)	$—		$—

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Options Written	$176,546	(1)	$—	$176,546	$176,546	(2)	$—		$—
Securities sold short	37,060,300	(1)	—	37,060,300	37,060,300	(2)	—		—
	$37,236,846		$—	$37,236,846	$37,236,846		$—		$—

(1)	Unrealized depreciation on futures contracts, unrealized appreciation on swaps, futures options short at value, and securities sold short as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2019, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
J.P. Morgan Securities	Balter European L/S Small Cap Fund	55.55%
Charles Schwab & Co.	Balter Invenomic Fund	34.32%
J.P. Morgan Securities	Balter L/S Small Cap Equity Fund	60.87%

7.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the applicable Fund. For the six months ended April 30, 2019 as follows:

Fund	Institutional	Investor
Balter European L/S Small Cap Fund	$1,645	$88
Balter Invenomic Fund	3,644	24
Balter L/S Small Cap Equity Fund	979	102

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Balter European L/S Small Cap Fund	$32,714,630	$4,355,677	$(5,839,123)	$(1,483,446)
Balter Invenomic Fund	74,026,756	17,805,700	(17,914,494)	(108,794)
Balter L/S Small Cap Equity Fund	53,850,955	29,129,983	(5,307,558)	23,822,425

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2018 and October 31, 2017 was as follows:

	For the period ended October 31, 2018:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Balter European L/S Small Cap Fund	$3,711,507	$12,393	$—	$—	$3,723,900
Balter Invenomic Fund	377,995	—	—	—	377,995
Balter L/S Small Cap Equity Fund	4,902,049	9,775,069	—	—	14,677,118

	For the period ended October 31, 2017:
	Ordinary	Long-Term	Exempt
Portfolio	Income	Capital Gains	Income	Total
Balter European L/S Small Cap Fund	$—	$—	$—	$—
Balter Invenomic Fund	—	—	—	$—
Balter L/S Small Cap Equity Fund	—	969,227	—	$969,227

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

As of October 31, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Balter European L/S Small Cap Fund	$—	$4,403,447	$—	$—	$—	$—	$(6,663,880)	$(2,260,433)
Balter Invenomic Fund	—	4,006,852	130,217	—	—	—	(808,259)	3,328,810
Balter L/S Small Cap Equity Fund	—	2,369,345	12,733,102	—	—	(750,955)	17,802,757	32,154,249

The difference between book basis and tax basis accumulated net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, the mark-to-market treatment of passive foreign investment companies, and foreign exchange contracts. In addition, the amount listed under other book/tax differences for the Long/ Short Small Cap Equity Fund is primarily attributable to the tax deferral of losses on straddles and constructive sales.

10.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Balter Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2019, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown in the Schedules of Investments. The Fund receives compensation relating to the lending of the Fund’s securities.

The market value of loaned securities and collateral and percentage of total investment income the Fund received from the investment of cash collateral retained by the lending agent, U.S. Bank, were as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Balter Invenomic Fund	$6,636,471	$6,924,198	4.24%

	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Balter Invenomic Fund
Description of Liability
Securities lending collateral	$6,924,198	$—	$6,924,198	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of April 30, 2019:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Mount Vernon Liquid Assets Portfolio, LLC	$6,924,198	$—	$—	$—	$6,924,198

Balter Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2019

The fair value of the securities loaned for the Fund totaled $6,636,471 at April 30, 2019. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $6,924,198 for the Fund at April 30, 2019. These amounts are offset by a liability recorded as “Securities lending collateral.”

11.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective May 1, 2019, the Balter L/S Small Cap Equity Fund has terminated the public offering of its shares and will discontinue its operations effective June 28, 2019. Shares of the Balter L/S Small Cap Equity Fund are no longer available for purchase. The Balter Invenomic Fund Super Institutional Class commenced operations on May 10, 2019. Effective July 1, 2019, the Balter Invenomic Fund changed its name to the Invenomic Fund. On July 1, 2019, the new investment advisory agreement between Northern Lights Fund Trust II, on behalf of the Invenomic Fund, and Invenomic Capital Management LP, the new investment adviser to the Invenomic Fund, became effective. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Balter Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
Actual	Account Value	Account Value	During Period	the Period
	11/1/18	4/30/19	11/1/18 – 4/30/19*	11/1/18 – 4/30/19*
Balter European L/S Small Cap Fund
Institutional Class	$1,000.00	$975.20	$10.97	2.24%
Investor Class	$1,000.00	$974.00	$12.43	2.54%
Balter Invenomic Fund
Institutional Class	$1,000.00	$1085.80	$11.58	2.24%
Investor Class	$1,000.00	$1085.30	$13.08	2.53%
Balter L/S Small Cap Equity Fund
Institutional Class	$1,000.00	$1,044.40	$11.10	2.19%
Investor Class	$1,000.00	$1,042.70	$12.86	2.54%
	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical **	Account Value	Account Value	During Period	the Period
(5% return before expenses)	11/1/18	4/30/19	11/1/18 – 4/30/19*	11/1/18 – 4/30/19*
Balter European L/S Small Cap Fund
Institutional Class	$1,000.00	$1,013.69	$11.18	2.24%
Investor Class	$1,000.00	$1,012.20	$12.67	2.54%
Balter Invenomic Fund
Institutional Class	$1,000.00	$1,013.69	$11.18	2.24%
Investor Class	$1,000.00	$1,012.25	$12.62	2.53%
Balter L/S Small Cap Equity Fund
Institutional Class	$1,000.00	$1,013.93	$10.94	2.19%
Investor Class	$1,000.00	$1,012.20	$12.67	2.54%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	The hypothetical example assumes that the Fund was in operation for the full six months ended 4/30/2019.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2019

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE SUB-ADVISORY AGREEMENTS

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 22-23, 2019, the Board, including each of the members of the Board who are not an “interested person” of the Trust (the “Independent Trustees”), considered the approval of the renewal of the sub-advisory agreement between Balter Liquid Alternatives, LLC (“Balter”) and Intrinsic Edge Capital Management LLC (“Intrinsic”) with respect to Balter L/S Small Cap Fund (“Balter L/S Small Cap) (the “Intrinsic Sub-Advisory Agreement”) and the sub-advisory agreement between Balter and Midwood Capital Management LLC (“Midwood”) with respect to Balter L/S Small Cap (the “Midwood Sub-Advisory Agreement” and, collectively with the Intrinsic Sub-Advisory Agreement, the “Sub-Advisory Agreements” and each a “Sub-Advisory Agreement”). Each of Midwood and Intrinsic being hereinafter referred to herein as a “Sub-Adviser” and, collectively the “Sub-Advisers”).

Based on their evaluation of the information provided by Midwood and Intrinsic as well as information provided by other Fund service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Sub-advisory Agreements with respect to Balter L/S Small Cap.

In advance of the meeting, the Board requested and received materials to assist them in considering each Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Sub-Advisory Agreements, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the renewal of each of the Sub-advisory Agreements and comparative information relating to the advisory fees and other expenses of Balter L/S Small Cap. The materials also included due diligence materials relating to Midwood and Intrinsic (including due diligence questionnaires completed by Midwood and Intrinsic, and each firm’s Form ADV, select financial information of Midwood and Intrinsic, bibliographic information regarding Midwood’s and Intrinsic’s key management and investment advisory personnel, and comparative fee information relating to Balter L/S Small Cap) as well as other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

Intrinsic Sub-advisory Agreement

The Board then reviewed and discussed the written materials that were provided by Intrinsic in advance of the Meeting and deliberated on the proposed renewal of the Intrinsic Sub-Advisory Agreement with respect to Balter L/S Small Cap. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Intrinsic Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Intrinsic Sub-Advisory Agreement. In considering the approval of the renewal of the Intrinsic Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by Intrinsic, the Board noted the experience of the portfolio management and research personnel of Intrinsic, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Intrinsic and reviewed supporting materials. The Board reviewed the presentation materials prepared by Intrinsic describing its investment process. The Board noted in the written responses to the 15c questionnaire, Intrinsic had provided satisfactory responses with respect to several questions, including, whether Intrinsic was involved in any lawsuits or pending regulatory actions. The Board discussed Intrinsic’s compliance structure and broker selection process. The Board reviewed the information provided on the practices for monitoring compliance with Balter L/S Small Cap’s investment limitations and discussed Intrinsic’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Intrinsic’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Balter’s representation that the prospectus and statement of additional information for Balter L/S Small Cap accurately describe the investment strategies of Balter L/S Small Cap, including the strategies implemented by Intrinsic. In consideration of the compliance policies and procedures for Intrinsic included in the Board Materials, the Board concluded that Intrinsic had sufficient quality and depth of

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Intrinsic Sub-Advisory Agreement and that the nature, overall quality and extent of the sub-advisory services to be provided to Balter and Balter L/S Small Cap were satisfactory.

Performance. The Board considered the performance of the sleeve of Balter L/S Small Cap managed by Intrinsic for the one year period ended December 31, 2018, current and past performance of Intrinsic’s similarly managed funds and account as well as other factors relating to Intrinsic’s performance track record. The Board noted Intrinsic’s strong performance relative performance against the Russell 2000 Index for 2018 and concluded that the performance of Intrinsic was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by Intrinsic, the Board discussed the sub-advisory fees payable to Intrinsic noting that Intrinsic is paid an annual fee of 100 basis points on the portion of Balter L/S Small Cap assets allocated to it. The Board considered that Intrinsic is paid by Balter and not by Balter L/S Small Cap. Balter confirmed to the Board that, in its opinion, the sub-advisory fee paid to Intrinsic is reasonable in light of the quality of the services performed by Intrinsic. As to the costs of the services provided by Intrinsic, the Board reviewed the fees paid in connection with another mutual fund that Intrinsic sub-advises as well as fees paid by the private funds that Intrinsic manages. The Board noted that the fee paid in connection with the other mutual fund is the same as is paid in the case of Balter L/S Small Cap and that the private funds pay an annual fee ranging from 100 to 200 basis points on assets under management plus a 20% incentive fee, which the Board noted was higher than the sub-advisory fee charged in the case of Balter L/S Small Cap. The Board noted that because the sub-advisory fee is paid by Balter, the overall advisory fee paid by Balter L/S Small Cap is not directly affected by the sub-advisory fee. Consequently, the Board did not consider the costs of services provided by Intrinsic to be a significant factor. Based on these factors, the Board concluded that the sub-advisory fee paid under the Intrinsic Sub-advisory Agreement is not unreasonable in light of the services provided thereunder.

Profitability. The Board also considered the level of profits that accrue to Balter and Intrinsic based on a profitability report and analysis with respect to Balter L/S Small Cap provided Intrinsic to the Board and the selected financial information of Intrinsic provided by Intrinsic and representations made by Balter. As to profitability, the Trustees discussed the total fees previously paid or expected to be paid to each Balter L/S Small Cap sub-adviser, and noted that Intrinsic would receive no other compensation from Balter L/S Small Cap or Balter except the sub-advisory fee earned pursuant to the Intrinsic Sub-Advisory Agreement which was payable by Balter. After review and discussion, the Board concluded that the anticipated profit from Intrinsic’s relationship with Balter L/S Small Cap was not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by Balter L/S Small Cap, the Board did not consider it a significant factor whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter L/S Small Cap increase.

Midwood Sub-advisory Agreement

The Board then reviewed and discussed the written materials that were provided by Midwood in advance of the Meeting and deliberated on the proposed renewal of the Midwood Sub-Advisory Agreement with respect to Balter L/S Small Cap. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Midwood Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Midwood Sub-Advisory Agreement. In considering the approval of the renewal of the Midwood Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by Midwood, the Board noted the experience of the portfolio management and research personnel of Midwood, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Midwood and reviewed supporting materials, including financial information for Midwood. The Board reviewed the presentation materials prepared by Midwood describing their investment process. The Board received satisfactory responses from Midwood with respect to a series of important questions, including: whether Midwood was involved in any lawsuits or pending regulatory actions. The Board discussed Midwood’s compliance structure and broker selection process. The Board reviewed the information provided on the

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

practices for monitoring compliance with Balter L/S Small Cap’s investment limitations and discussed Midwood’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Midwood’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Balter’s representation that the prospectus and statement of additional information for Balter L/S Small Cap accurately describe the investment strategies of Balter L/S Small Cap, including the strategies implemented by Midwood. In consideration of the compliance policies and procedures for Midwood included in the Board Materials, the Board concluded that Midwood had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Midwood Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services expected to be provided to Balter L/S Small Cap were satisfactory.

Performance. The Board considered the performance of the sleeve of Balter L/S Small Cap managed by Midwood for the one year ended December 31, 2018, as well as other factors relating to Midwood’s track record including the historical performance of the Midwood Hedge Fund which is run pari passu with the portion of Balter L/S Small Cap’s assets allocated to Midwood. The Board concluded that the performance track record of Midwood was satisfactory.

Fees, Expenses. As to the costs of the services to be provided by Midwood the Board discussed the sub-advisory fee payable to Midwood noting Midwood is paid an annual fee of 100 basis points on the portion of Balter L/S Small Cap assets allocated to it. The Board considered that Midwood is paid by Balter and not by Balter L/S Small Cap. Balter confirmed to the Board that the sub-advisory fee paid to Midwood is reasonable in light of the quality of the services performed by Midwood. As to the costs of the services provided, the Board reviewed the fee paid by the Midwood Hedge Fund. The Board noted that the hedge fund paid an annual fee of 150 basis points on assets under management plus a 20% incentive fee which is higher than the sub-advisory fee charged to Balter L/S Small Cap. The Board noted that because the sub-advisory fee is paid by Balter, the overall advisory fee paid by Balter L/S Small Cap is not directly affected by the sub-advisory fee. Consequently, the Board did not consider the costs of services provided by Midwood to be a significant factor. Based on all these factors, the Board concluded that the sub-advisory fees paid under the Midwood Sub-Advisory Agreement is not unreasonable in light of the services provided thereunder.

Profitability. The Board also considered the level of profits that accrue to Balter and Midwood based on profitability reports and analyses with respect to Balter L/S Small Cap provided by Midwood to the Board and the selected financial information of Midwood provided by Midwood and representations made by Balter. As to profitability, the Trustees discussed the total fees previously paid or expected to be paid to each Balter L/S Small Cap sub-adviser and noted that Midwood would receive no other compensation from Balter L/S Small Cap or Balter except the sub-advisory fee earned pursuant to the Midwood Sub-Advisory Agreement which was payable by Balter. After review and discussion, the Board concluded that the anticipated profit from Midwood’s relationship with Balter L/S Small Cap was not excessive.

Economies of Scale. The Board discussed with representatives of Balter potential economies of scale that may accrue as assets for Balter L/S Small Cap grew and concluded that, because the sub-advisory fee is not paid by Balter L/S Small Cap, the Board did not consider potential economies of scale to be a significant factor and that any material economies of scale would not be achieved in the near term.

Conclusion: Trust and Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. Accordingly, having requested and received such information from Intrinsic and Midwood as the Board believed to be reasonably necessary to evaluate the terms of each of the Sub-advisory Agreements as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to Balter L/S Small Cap and each of the Sub-advisory Agreements separately, (a) the terms of the respective Sub-advisory Agreement were reasonable; (b) the sub-advisory fee, as appropriate, were not unreasonable; and (c) the respective Sub-advisory Agreements were in the best interests of Balter L/S Small Cap and its shareholders, as appropriate. In considering the approval of the renewal of each of the Sub-advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Sub-advisory Agreements were in the best interests of Balter L/S Small Cap and its respective shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Sub-advisory Agreements.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2019

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS AND THE APPROVAL OF A NEW ADVISORY AGREEMENT

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 16 and 17, 2019, the Board, including each of the members of the Board who are not an “interested person” of the Trust (the “Independent Trustees”), considered the approval of the renewal of the investment advisory agreement between the Trust, on behalf of each of the Balter European L/S Small Cap Fund (“Balter European Small Cap”), Balter Invenomic Fund (“Balter Invenomic”) and the Balter L/S Small Cap Equity Fund (“Balter L/S Small Cap” and, collectively with Balter European Small Cap and Balter Invenomic, the “Balter Funds” and each a “Balter Fund”), each a series of the Trust, and Balter Liquid Alternatives, LLC (“Balter”) (the “Balter Advisory Agreement”). The Board also considered the approval of the renewal of the sub-advisory agreement between Balter and S.W. Mitchell Capital LLP (“S.W. Mitchell”) with respect to Balter European Small Cap (the “S.W. Mitchell Sub-Advisory Agreement”), the sub-advisory agreement between Balter and Invenomic Capital Management, LP (“Invenomic”) with respect to Balter Invenomic (the “Invenomic Sub-Advisory Agreement”) and the sub-advisory agreement between Balter and Millrace Asset Group, Inc. (“Millrace”) with respect to Balter L/S Small Cap (the “Millrace Sub-Advisory Agreement”) and the sub-advisory agreement between Balter and 12th Street Asset Management Company, LLC (“12th Street”) with respect to Balter L/S Small Cap (the “12th Street Sub-Advisory Agreement” and, collectively with the S. W. Mitchell Sub-Advisory Agreement, Millrace Sub-Advisory Agreement and the Invenomic Sub-Advisory Agreement, the “Sub-Advisory Agreements” and each a “Sub-Advisory Agreement” and together with the Balter Advisory Agreement, the “Advisory Agreements”). Each of S.W. Mitchell, Millrace, 12th Street and Invenomic being hereinafter referred to herein as a “Sub-Adviser” and, collectively the “Sub-Advisers”).

The Board also considered the approval of the proposed New Advisory Agreement between the Trust and Invenomic on behalf of Balter Invenomic (“New Advisory Agreement”).

Based on their evaluation of the information provided by Balter, S.W. Mitchell, Millrace, 12th Street and Invenomic as well as information provided by other Fund service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved each of the Advisory Agreements with respect to each respective Balter Fund.

In advance of the meeting, the Board requested and received materials to assist them in considering the Balter Advisory Agreement, Sub-Advisory Agreements and New Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Balter Advisory Agreement, Sub-Advisory Agreements and the New Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of each of the Advisory Agreements and comparative information relating to the advisory fees and other expenses of the Balter Funds. The materials also included due diligence materials relating to Balter, S.W. Mitchell, Millrace, 12th Street and Invenomic (including due diligence questionnaires completed by Balter, S.W. Mitchell, Millrace, 12th Street and Invenomic , and each firm’s Form ADV, select financial information of Balter, S.W. Mitchell, Millrace, 12th Street and Invenomic, bibliographic information regarding Balter’s, S.W. Mitchell’s, Millrace’s, 12th Street’s and Invenomic’s key management and investment advisory personnel, and comparative fee information relating to each of the Balter Funds) as well as other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the proposed renewal of the Balter Advisory Agreement with respect to each of the Balter Funds. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Balter Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Balter Advisory Agreement. In considering the proposed renewal of the Balter Advisory Agreement with respect to each of the Balter Funds, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. During the discussions with the representatives of Balter, the Board reviewed materials provided by Balter and noted Balter’s desire to exit the mutual fund advisory business as well as its commitment to continue to advise each of the Balter Funds until its transition to a new investment adviser or its liquidation can be completed. Accordingly,

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

the Board considered materials related to renewal of the Balter Advisory Agreement in order to allow Balter to continue to advise each Balter Fund until a decision had been made on the future of each Balter Fund and to allow for a smooth transition. The Board noted that the materials provided by Balter included a description of the manner in which investment decisions are made and executed and a review of the personnel performing services for Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic, including the team of individuals that primarily monitor and execute the investment process and provide oversight of each of the Balter Funds respective sub-adviser. The Board then discussed the extent of Balter’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Balter’s specific responsibilities in all aspects of the day-to-day management of Balter European Small Cap, Balter Invenomic and Balter L/S Small Cap, including Balter’s continued oversight of each of the Balter Fund’s respective Sub-Adviser to ensure that the Sub-Adviser adheres to its particular investment strategy. Additionally, the Board received satisfactory responses from the representative of Balter with respect to a series of important questions, including: whether Balter is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with Balter’s management of each of the Balter Funds; and whether Balter has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Balter of its practices for monitoring compliance with each Balter Fund’s investment limitations, noting that Balter’s chief compliance officer will routinely review the portfolio managers’ performance of their duties with respect to each of the Balter Funds to ensure compliance under Balter’s compliance program. The Board reviewed the sub-adviser arrangements and oversight and discussed Balter’s policies, procedures and overall compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Balter’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Balter’s representation that the prospectus and statement of additional information for each of the Balter Funds accurately describe the investment strategies of each of the Funds. The Board noted Balter’s robust compliance program and strong professional staff. The Board also noted that Balter’s CCO, who is also the CCO of Invenomic, is expected to leave Balter, would remain with Balter through the transition of each of the Balter Funds. The Board then reviewed the capitalization of Balter based on financial information and other materials provided and discussed these with Balter and concluded that Balter currently was sufficiently well-capitalized to meet its obligations to each of the Balter Funds at least through the transition of each Balter Fund. The Board concluded that Balter had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Balter Advisory Agreement with respect to each of the Balter Funds at least through the transition of each Balter Fund and that the nature, overall quality and extent of the management services to be provided by Balter were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of Balter European Small Cap as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year, three year and since-inception periods ended March 31, 2019. The Board noted that Balter European Small Cap had underperformed its peer group median and Morningstar category median for each period and its benchmark, the MSCI Europe Small Cap Index (the MSCI Europe Small Cap”), for the three year and since inception periods but outperformed its benchmark for the one-year period. After further discussion, the Board concluded that overall, Balter European Small Cap’s past performance was satisfactory and in-line with its investment objective.

The Board discussed the reports prepared by Broadridge and reviewed the performance of Balter L/S Small Cap as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year, three-year, five year and since-inception periods ended March 31, 2019. The Board noted that Balter L/S Small Cap had outperformed its peer group and Morningstar category medians for each period and its benchmark, the Russell 2000 TR USD, for the one year period, but underperformed its benchmark for the three, five and since inception periods. After further discussion, the Board concluded that overall, Balter L/S Small Cap’s past performance was satisfactory and in-line with its investment objective.

The Board discussed the reports prepared by Broadridge and reviewed the performance of Balter Invenomic as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year and since-inception periods ended March 31, 2019. The Board noted that Balter Invenomic had outperformed its peer group and Morningstar category medians and its benchmark, the MSCI ACWI NR USD, for the one year and since inception periods. After further discussion, the Board concluded that overall, Balter Invenomic’s past performance was satisfactory and in-line with its investment objective.

Fees and Expenses. As to the costs of the services provided by Balter, the Board discussed the comparison of each Balter Fund’s advisory fee and total operating expense data and reviewed each of Balter European Small Cap’s, Balter L/S Small Cap’s and Balter Invenomic’s advisory fee and overall expenses as compared to its peer group and Morningstar category as presented in the Broadridge Reports. The Board noted that although the advisory fee of each respective Balter Fund was among the highest in its

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peer group, it was not the highest in its Morningstar category. The Board further noted that Balter was responsible for paying each Sub-Adviser out of the advisory fees it receives from Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic which contributed to the higher advisory fee being charged to Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic. The Board also reviewed the proposed contractual arrangements for Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic, which state that Balter had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 29, 2020 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.24% and 2.54% of Balter European Small Cap’s average annual net assets for Institutional and Investor Class Shares, respectively, and 2.19% and 2.54% of Balter L/S Small Cap’s average annual net assets for Institutional and Investor Class Shares, respectively, and 2.24% and 2.54% of Balter Invenomic’s average annual net assets for Institutional and Investor Class Shares, respectively, and the Board found such arrangements to be beneficial to each respective Balter Fund’s shareholders. With respect to Balter Invenomic, the Board noted Balter’s request at the meeting of the Board of Trustees held on January 22-23, 2019 during which Balter requested and the Board approved lowering the advisory fee from 2.00% to 1.74% and lowering the expense caps in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of Balter Invenomic’s average annual net assets for Institutional, Investor Class Shares, and the proposed new Super Institutional Class shares, respectively, effective May 1, 2019. It was the consensus of the Board that, based on Balter’s experience and expertise, and the services provided by Balter to Balter European Small Cap, Balter L/S Small Cap, Balter Invenomic, the advisory fee charged by Balter to each Balter Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Balter with respect to each of Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic based on its review of the breakeven and profitability reports and analyses and the selected financial information provided by Balter. The Board also noted that, with respect to Balter Invenomic, Balter is expected to receive a 25 basis point shareholder servicing fee in connection with the provision of shareholder services to Balter Invenomic beginning May 1, 2019. The Board concluded that based on the services provided and the projected growth of Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic, the level of profit from Balter’s relationship with each of Balter Fund was not excessive.

Economies of Scale. As to the extent to which Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic will realize economies of scale as each Balter Fund grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Balter’s expectations for growth of Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

S.W. Mitchell Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided by S.W. Mitchell in advance of the Meeting and deliberated on the proposed renewal of the S.W. Mitchell Sub-Advisory Agreement with respect to Balter European Small Cap. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the S.W. Mitchell Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the S.W. Mitchell Sub-Advisory Agreement. In considering the approval of the renewal of the S.W. Mitchell Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by S.W. Mitchell, the Board noted the experience of the portfolio management and research personnel of S.W. Mitchell, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of S.W. Mitchell and reviewed supporting materials. The Board reviewed the presentation materials prepared by S.W. Mitchell describing its investment process. The Board received satisfactory responses from S.W. Mitchell with respect to a series of important questions, including: whether S.W. Mitchell was involved in any lawsuits or pending regulatory actions. The Board discussed S.W. Mitchell’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding S.W. Mitchell’s business practices. The Board noted that the CCO of the Trust continued to represent that S.W. Mitchell’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted S.W. Mitchell’s representation that the prospectus and statement of additional information for the Balter European Small

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Cap accurately describe the investment strategies of Balter European Small Cap. In consideration of the compliance policies and procedures for S.W. Mitchell included in the Board Materials, the Board concluded that S.W. Mitchell had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the S.W. Mitchell Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter European Small Cap were satisfactory.

Performance. As the sole sub-adviser to Balter European Small Cap, the Board considered Balter European Small Cap’s past performance as well as other factors relating to S.W. Mitchell’s track record. The Board discussed S.W. Mitchell’s performance with Balter and the process used by Balter to monitor S.W. Mitchell’s performance and concluded that the performance track record of S.W. Mitchell and Balter European Small Cap was satisfactory and in-line with Balter European Small Cap’s investment objective.

Fees and Expenses. As to the costs of the services to be provided by S.W. Mitchell, the Board discussed the sub-advisory fee paid to S.W. Mitchell. The Board considered that S.W. Mitchell was paid by Balter and not by Balter European Small Cap. Balter confirmed to the Board that Balter was of the opinion that the sub-advisory fee paid to S.W. Mitchell was reasonable in light of the quality of the services performed by it. The Board discussed the total fee expected to be paid to S.W. Mitchell and noted that S.W. Mitchell would receive no other compensation from Balter European Small Cap or Balter except the sub-advisory fee earned pursuant to the S.W. Mitchell Sub-Advisory Agreement and payable by Balter. Based on the representations of Balter and the materials provided, the Board concluded that the sub-advisory fee paid to S.W. Mitchell was not unreasonable.

Profitability. As to profits to be realized by S.W. Mitchell, the Board reviewed the profitability analysis provided by S.W. Mitchell. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by Balter European Small Cap was not and will not be directly affected by the sub-advisory fee paid to S.W. Mitchell. Consequently, the Board did not consider the profitability of S.W. Mitchell to be a significant factor, although it concluded that the level of profit realized by S.W. Mitchell was not excessive.

Economies of Scale. Since the sub-advisory fees are not paid by Balter European Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter European Small Cap increase. The Board did however recognize that any changes to the advisory fee received by Balter from the Balter European Small Cap may indirectly be reflected in the total amount of sub-advisory fees that would be available by Balter to pay S.W. Mitchell.

Millrace Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided by Millrace in advance of the Meeting and deliberated on the proposed renewal of the Millrace Sub-Advisory Agreement with respect to Balter L/S Small Cap. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Millrace Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Millrace Sub-Advisory Agreement. In considering the approval of the renewal of the Millrace Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Millrace, the Board noted the experience of the portfolio management and research personnel of Millrace, including its experience in the investment field, education and industry credentials. The Board discussed the financial condition of Millrace relying on statements provided by Millrace and noting that Millrace had not provided any written financial information but had offered to make such information available for review in Millrace’s offices. The Board concluded that the Trust’s chief compliance officer or his designee would review Millrace’s financial information during the next annual compliance site visit and report back to the Board on his findings no later than the Board’s next quarterly meeting in July 2019. The Board reviewed the presentation materials prepared by Millrace describing its investment process. The Board received satisfactory responses from Millrace with respect to a series of important questions, including: whether Millrace was involved in any lawsuits or pending regulatory actions. The Board discussed Millrace’s compliance structure and broker selection process and engaged in a discussion with the Trust’s CCO regarding

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Millrace’s business practices. The Board noted that the CCO of the Trust continued to represent that Millrace’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Millrace’s representation that the prospectus and statement of additional information for the Balter L/S Small Cap accurately describe the investment strategies of Balter L/S Small Cap. The Board concluded that Millrace had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Millrace Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided to Balter L/S Small Cap were satisfactory.

Performance. The Board considered Millrace’s past performance as well as other factors relating to Millrace’s track record noting that Millrace was one of several sub-advisers allocated assets to manage within Balter L/S Small Cap. The Board discussed Millrace’s performance with Balter and the process used by Balter to monitor Millrace’s performance and concluded that the performance track record of Millrace was satisfactory.

Fees and Expenses. As to the costs of the services provided by Millrace, the Board discussed the sub-advisory fee paid to Millrace. The Board considered that Millrace was paid by Balter and not by Balter L/S Small Cap and noted Balter’s confirmation to the Board that, in its opinion, the sub-advisory fee paid to Millrace was reasonable in light of the quality of the services performed by them. The Board discussed the total fee paid to Millrace and noted that Millrace would receive no compensation from Balter L/S Small Cap or Balter other than the sub-advisory fee earned pursuant to the Millrace Sub-Advisory Agreement and payable by Balter. The Board also noted that, for the private fund that Millrace managed, it received an asset based management fee ranging from 1.00% to 1.50% plus a 20% incentive fee which is more than what it received for managing its allocated portion of Balter L/S Small Cap. Based on these factors, the Board concluded that the sub-advisory fee paid under the Millrace Sub-Advisory Agreement was not unreasonable in light of the services provided thereunder.

Profitability. As to profits realized by Millrace, the Board reviewed a profitability analysis that was provided by Millrace. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by Balter L/S Small Cap was not and would not be directly affected by the sub-advisory fee paid to Millrace. Consequently, the Board did not consider the profitability of Millrace to be a significant factor, although it concluded that the profits realized by Millrace were not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by Balter L/S Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter L/S Small Cap increase. The Board did however recognize that any changes to the advisory fee received by Balter from the Balter L/S Small Cap may indirectly be reflected in the total amount of sub-advisory fees that would be available by Balter to pay Millrace.

12th Street Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the proposed renewal of the 12th Street Sub-Advisory Agreement on behalf of Balter L/S Small Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the 12th Street Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the 12th Street Sub-Advisory Agreement. In considering the approval of the 12th Street Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided 12th Street, the Board noted the experience of the portfolio management and research personnel of 12th Street, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of 12th Street and reviewed supporting materials. The Board reviewed the presentation materials prepared by 12th Street describing its investment process. The Board received satisfactory responses from 12th Street with respect to a series of important questions, including: whether 12th Street was involved in any lawsuits or pending regulatory actions. The Board discussed 12th Street’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding 12th Street’s business practices. The Board noted that the CCO of the Trust continued to represent that 12th Street’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted 12th Street’s representation that the prospectus and statement of additional information for the Balter European Small Cap accurately describe the investment

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strategies of Balter European Small Cap. The Board concluded that 12th Street had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the 12th Street Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to Balter L/S Small Cap by 12th Street were satisfactory.

Performance. The Board considered 12th Street’s past performance as well as other factors relating to 12th Street’s track record noting that 12th Street was one of several sub-advisers allocated assets to manage within Balter L/S Small Cap. The Board discussed 12th Street’s performance with Balter and the process used by Balter to monitor 12th Street’s performance and concluded that the performance track record of 12th Street was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by 12th Street, the Board discussed the sub-advisory fee paid to 12th Street. The Board considered that 12th Street was paid by Balter and not by Balter L/S Small Cap. Balter confirmed to the Board that, in its opinion, the sub-advisory fee paid to 12th Street was reasonable in light of the quality of the services performed by it. The Board discussed the total fees paid to 12th Street and noted that 12th Street would receive no compensation from Balter L/S Small Cap or Balter other than the sub-advisory fee earned pursuant to the 12th Street Sub-Advisory Agreement and payable by Balter. Based on these factors, the Board concluded that the sub-advisory fee paid under the 12th Street Sub-Advisory Agreement was not unreasonable in light of the services to be provided thereunder.

Profitability. As to profits to be realized by 12th Street, the Board reviewed the profitability analysis that was provided by 12th Street. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by Balter L/S Small Cap would not be directly affected by the sub-advisory fee paid to 12th Street. Consequently, the Board did not consider the profitability of 12th Street to be a significant factor, although it concluded that the level of profit realized by 12th Street was not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by Balter L/S Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter L/S Small Cap increase. The Board did however recognize that any changes to the advisory fee received by Balter from the Balter L/S Small Cap may indirectly be reflected in the total amount of sub-advisory fees that would be available by Balter to pay 12th Street.

Invenomic Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the proposed renewal of the Invenomic Sub-Advisory Agreement on behalf of Balter Invenomic. The Board noted that it was considering the renewal of the Invenomic Sub-Advisory Agreement in order to provide continuity for Balter Invenomic pending approval of Invenomic by shareholders as the adviser to the Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Invenomic Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Invenomic Sub-Advisory Agreement. In considering the approval of the Invenomic Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided Invenomic, the Board noted the experience of the portfolio management and research personnel of Invenomic, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Invenomic and reviewed supporting materials. The Board reviewed the presentation materials prepared by Invenomic describing its investment process. The Board received satisfactory responses from Invenomic with respect to a series of important questions, including: whether Invenomic was involved in any lawsuits or pending regulatory actions. The Board discussed Invenomic’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding Invenomic’s business practices. The Board noted that the CCO of the Trust continued to represent that Invenomic’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Invenomic’s representation that the prospectus and statement of additional information for Balter Invenomic accurately describe the investment strategies of Balter Invenomic. The Board concluded that Invenomic had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Invenomic Sub-Advisory Agreement

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and that the nature, overall quality and extent of investment management services to be provided to Balter Invenomic by Invenomic were satisfactory.

Performance. The Board considered Invenomic’s past performance as well as other factors relating to Invenomic’s track record. The Board discussed Invenomic’s performance with Balter and the process used by Balter to monitor Invenomic’s performance and concluded that the performance track record of Invenomic was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by Invenomic, the Board discussed the sub-advisory fee paid to Invenomic. The Board considered that Invenomic was paid by Balter and not by Balter Invenomic. Balter confirmed to the Board that, in its opinion, the sub-advisory fee paid to Invenomic was reasonable in light of the quality of the services performed by it. The Board discussed the total fees paid to Invenomic and noted that Invenomic would receive no compensation from Balter Invenomic or Balter other than the sub-advisory fee earned pursuant to the Invenomic Sub-Advisory Agreement and payable by Balter. Based on these factors, the Board concluded that the sub-advisory fee paid under the Invenomic Sub-Advisory Agreement was not unreasonable in light of the services to be provided thereunder.

Profitability. As to profits to be realized by Invenomic, the Board reviewed the profitability analysis that was provided by Invenomic. The Board noted that because the sub-advisory fee was paid by Balter, the overall advisory fee paid by Balter Invenomic would not be directly affected by the sub-advisory fee paid to Invenomic. Consequently, the Board did not consider the profitability of Invenomic to be a significant factor, although it concluded that the level of profit realized by Invenomic was not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by Balter Invenomic, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of Balter Invenomic increase. The Board did however recognize that any changes to the advisory fee received by Balter from Balter Invenomic may indirectly be reflected in the total amount of sub-advisory fees that would be available by Balter to pay Invenomic.

Conclusion: Trust and Independent counsel again assisted the Board throughout the agreement review process. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. Accordingly, having requested and received such information from Balter, S.W. Mitchell, Millrace, 12th Street and Invenomic as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Balter Funds and of the Advisory Agreements separately, (a) the terms of the respective Advisory Agreements were reasonable; (b) the advisory fee or sub-advisory fee, as appropriate, were reasonable; and (c) the respective Advisory Agreements were in the best interests of each of the Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic and its shareholders, as appropriate. In considering the approval of the renewal of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements were in the best interests of Balter European Small Cap, Balter L/S Small Cap and Balter Invenomic and their respective shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

New Advisory Agreement

In considering the approval of the New Advisory Agreement and reaching their conclusions, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided, both in written and verbal form, and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Advisory Agreement. The following summarizes the Board’s review process and the information on which their conclusions were based:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Invenomic related to the approval of the New Advisory Agreement, including its Form ADV, a description of the manner in which investment decisions are made and

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executed and a review of the personnel who have performed and will be performing services for Balter Invenomic, including the team of individuals that has and will continue primarily to monitor and execute the investment process. The Board then discussed the extent of Invenomic’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Invenomic’s specific responsibilities in all aspects of the day-to-day management of Balter Invenomic, noting that, as the Fund’s sub-adviser since the Fund’s inception, it has been responsible for the day-to-day management of the Fund. The Board also noted that certain key personnel from Balter would be joining Invenomic if the New Advisory Agreement is approved by shareholders. Additionally, the Board received satisfactory responses from Invenomic with respect to a series of important questions, including: whether Invenomic is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with Invenomic’s management of Balter Invenomic; and whether Invenomic has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Invenomic of its practices for monitoring compliance with Balter Invenomic’s investment limitations, noting that Invenomic’s chief compliance officer will routinely review the portfolio managers’ performance of their duties with respect to Balter Invenomic to ensure compliance under Invenomic’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with Balter Invenomic’s investment limitations and discussed Invenomic’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Invenomic’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted Invenomic’s representation that the prospectus and statement of additional information for Balter Invenomic accurately describe the investment strategies of the Fund. The Board then reviewed the capitalization of Invenomic based on financial information and other materials provided and discussed these with Invenomic, including the expected reduction in BCM’s non-voting equity interest, and concluded that Invenomic was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to Balter Invenomic. The Board concluded that Invenomic had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the New Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Invenomic were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of Balter Invenomic as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one year and since inception periods ended March 31, 2019. The Board noted that Balter Invenomic had outperformed its benchmark, peer group median and Morningstar category median for the one year and since inception periods. The Board further noted that, while Invenomic had not previously been Balter Invenomic’s adviser, it has been the Fund’s sub-adviser since the Fund’s inception and has been responsible for the day-to-day management of the Fund’s portfolio. After further discussion, the Board concluded that overall, Balter Invenomic’s past performance was satisfactory and in-line with its investment objectives.

Fees and Expenses. As to the costs of the services to be provided by Invenomic, the Board discussed the comparison of advisory fees and total operating expense data and reviewed Balter Invenomic’s proposed advisory fee and overall expenses compared to its peer group and Morningstar category as presented in the Broadridge Reports. The Board noted that although the advisory fee was higher than the peer group median and the Morningstar category median, it was not the highest in its peer group. The Board reviewed the proposed contractual arrangements for Balter Invenomic, which stated that Invenomic would agree to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2021, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of Balter Invenomic’s average net assets for Institutional Class shares, Investor Class shares and Super Institutional Class shares, respectively. The Board found such arrangements to be beneficial to shareholders although noting that the net total expense ratio was again higher than the peer group median and the Morningstar category median, but not the highest in its peer group or Morningstar category. The Board further noted that the advisory fee and expense limitation agreement terms were identical in all material respects to those terms in place under the advisory agreement and expense limitation agreement with Balter with respect to Balter Invenomic except for the term and effective date. It was noted that Invenomic would not be paying a portion of the advisory fee to a sub-adviser as is the case with Balter. The Board discussed that Invenomic would continue to perform the same duties it currently performs for Balter Invenomic, plus it would assume all the additional duties carried out by Balter. After further consideration, it was the consensus of the Board that, based on Invenomic’s experience and expertise, and the services to be provided by Invenomic to Balter Invenomic, the advisory fee to be charged by Invenomic to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Invenomic with respect to Balter Invenomic based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Invenomic. The Board also noted that Invenomic is expected to receive shareholder servicing fees

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2019

from Balter Invenomic under the Fund’s shareholder servicing plan in connection with the provision of shareholder services previously provided by Balter. The Board concluded that, based on the services provided and the projected growth of Balter Invenomic, the anticipated profit from Invenomic’s relationship with the Fund was not excessive.

Economies of Scale. As to the extent to which Balter Invenomic will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Invenomic’s expectations for growth of the Fund. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to each such factor. Having requested and received such information from Invenomic as the Board believed to be reasonably necessary to evaluate the terms of the New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the New Advisory Agreement are reasonable; (b) the investment advisory fee payable pursuant to the New Advisory Agreement is not unreasonable; and (c) the New Advisory Agreement is in the best interests of Balter Invenomic and its shareholders. In considering the approval of the New Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the New Advisory Agreement was in the best interests of Balter Invenomic and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Advisory Agreement. Accordingly, the Board, by separate vote of the Independent Trustees and the entire Board, unanimously approved the New Advisory Agreement and voted to recommend the New Advisory Agreement to shareholders for approval.

Balter Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2019

SHAREHOLDER MEETING

The Board of Trustees of Northern Lights Fund Trust II (the “Trust”) held a Special Meeting of the Shareholders of the Balter Invenomic Fund (the “Fund”), a series of the Trust, on June 26, 2019, for the purpose of approving an advisory agreement between the Trust, on behalf of the Fund, and Invenomic Capital Management LP (“Advisory Agreement”).

At the close of business May 15, 2019, the record date for the Special Meeting of Shareholders, there were outstanding 15,778,292.356 shares of beneficial interest of the Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 55.29% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund.

With respect to approval of the proposed Advisory Agreement the following votes were cast:

For Approval: 8,699,194 shares voted

Against Approval: 7,136 shares voted

Abstained: 17,411 shares voted

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-322-8112 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-322-8112.

INVESTMENT ADVISOR
Balter Liquid Alternatives, LLC
125 High Street, Oliver Street Tower, Suite 802
Boston, Massachusetts 02110

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/5/19

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/5/19